UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2021

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Portfolio at a Glance
Average Duration (effective)	4.5 years
Weighted Average Life to Maturity	8.6 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	87.7%
Sovereign Governments and Agencies	4.3%
Preferred Stocks	2.7%
Exchange-Traded Funds	0.6%
U.S. Treasury Securities	0.2%
Temporary Cash Investments	3.3%
Temporary Cash Investments - Securities Lending Collateral	3.2%
Other Assets and Liabilities	(2.0)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,046.60	$4.87	0.96%
I Class	$1,000	$1,047.10	$4.37	0.86%
Y Class	$1,000	$1,047.70	$3.86	0.76%
A Class	$1,000	$1,045.40	$6.14	1.21%
C Class	$1,000	$1,041.50	$9.92	1.96%
R Class	$1,000	$1,043.10	$7.40	1.46%
R5 Class	$1,000	$1,047.60	$3.86	0.76%
R6 Class	$1,000	$1,047.90	$3.61	0.71%
G Class	$1,000	$1,051.60	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.03	$4.81	0.96%
I Class	$1,000	$1,020.53	$4.31	0.86%
Y Class	$1,000	$1,021.03	$3.81	0.76%
A Class	$1,000	$1,018.79	$6.06	1.21%
C Class	$1,000	$1,015.08	$9.79	1.96%
R Class	$1,000	$1,017.56	$7.30	1.46%
R5 Class	$1,000	$1,021.03	$3.81	0.76%
R6 Class	$1,000	$1,021.27	$3.56	0.71%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount	Value
CORPORATE BONDS — 87.7%
Argentina — 0.1%
YPF SA, 4.00%, 2/12/26(1)	$168,000	$135,918
YPF SA, 1.50%, 9/30/33(1)	1,200,000	552,480
		688,398
Austria — 0.6%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)(2)	4,050,000	3,981,960
Brazil — 11.0%
Azul Investments LLP, 5.875%, 10/26/24	3,000,000	2,858,055
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	3,800,000	3,754,400
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	3,400,000	3,507,389
Banco BTG Pactual SA, 4.50%, 1/10/25	500,000	515,793
Banco BTG Pactual SA, 2.75%, 1/11/26(1)	425,000	404,817
CSN Inova Ventures, 6.75%, 1/28/28(1)	3,000,000	3,264,345
CSN Resources SA, 7.625%, 4/17/26	1,500,000	1,616,557
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)	6,000,000	6,765,000
Embraer Overseas Ltd., 5.70%, 9/16/23	2,000,000	2,125,200
FS Luxembourg Sarl, 10.00%, 12/15/25(1)	1,000,000	1,093,475
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,700,000	2,270,239
GUSAP III LP, 4.25%, 1/21/30(1)	4,000,000	4,217,960
Hidrovias International Finance SARL, 4.95%, 2/8/31(1)	3,800,000	3,862,510
Itau Unibanco Holding SA, VRN, 4.50%, 11/21/29(1)	4,000,000	4,048,440
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)	400,000	388,940
JBS Investments II GmbH, 5.75%, 1/15/28	1,900,000	2,021,524
JSM Global Sarl, 4.75%, 10/20/30(1)	3,000,000	3,041,130
Klabin Austria GmbH, 5.75%, 4/3/29	2,000,000	2,226,080
MARB BondCo plc, 3.95%, 1/29/31(1)	3,400,000	3,235,389
Natura Cosmeticos SA, 4.125%, 5/3/28(1)(2)	2,000,000	2,032,500
NBM US Holdings, Inc., 7.00%, 5/14/26	1,000,000	1,077,150
NBM US Holdings, Inc., 6.625%, 8/6/29	2,000,000	2,222,610
Petrobras Global Finance BV, 6.875%, 1/20/40	4,600,000	5,275,625
Petrobras Global Finance BV, 6.75%, 1/27/41	1,600,000	1,820,216
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)(3)	2,000,000	2,111,500
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	800,000	851,592
Simpar Europe SA, 5.20%, 1/26/31(1)	3,800,000	3,838,494
Suzano Austria GmbH, 5.00%, 1/15/30	1,000,000	1,101,150
Tupy Overseas SA, 4.50%, 2/16/31(1)	2,000,000	1,993,960
		73,542,040
Canada — 0.3%
MEGlobal Canada ULC, 5.00%, 5/18/25(1)	2,000,000	2,243,750
Chile — 1.9%
Engie Energia Chile SA, 3.40%, 1/28/30(1)	2,000,000	2,065,930
Kenbourne Invest SA, 6.875%, 11/26/24(1)	3,750,000	3,997,875
VTR Comunicaciones SpA, 4.375%, 4/15/29(1)	2,000,000	2,016,000
VTR Finance NV, 6.375%, 7/15/28(1)(3)	4,000,000	4,331,140
		12,410,945
6

	Shares/ Principal Amount	Value
China — 3.9%
Baidu, Inc., 1.72%, 4/9/26	$500,000	$499,566
China Evergrande Group, 8.25%, 3/23/22	1,000,000	982,480
China Evergrande Group, 8.75%, 6/28/25	1,000,000	817,123
Country Garden Holdings Co. Ltd., 4.75%, 9/28/23	4,000,000	4,081,144
Huarong Finance 2019 Co. Ltd., MTN, 2.50%, 2/24/23	1,000,000	780,000
Logan Group Co. Ltd., 6.90%, 6/9/24	2,950,000	3,103,503
Meituan, 2.125%, 10/28/25(1)(3)	3,300,000	3,255,224
Meituan, 3.05%, 10/28/30(1)(3)	2,250,000	2,191,141
Tencent Holdings Ltd., MTN, 3.24%, 6/3/50(3)	2,000,000	1,838,748
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	1,000,000	1,100,058
Vanke Real Estate Hong Kong Co. Ltd., MTN, 3.50%, 11/12/29	400,000	405,466
Weibo Corp., 3.375%, 7/8/30(3)	6,100,000	6,136,710
Yuzhou Group Holdings Co. Ltd., 8.50%, 2/26/24	700,000	656,912
		25,848,075
Colombia — 5.5%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	4,050,000	4,177,777
Bancolombia SA, VRN, 4.625%, 12/18/29	1,500,000	1,515,758
Ecopetrol SA, 6.875%, 4/29/30	1,700,000	2,063,375
Ecopetrol SA, 5.875%, 5/28/45	3,150,000	3,358,861
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	3,000,000	3,025,380
Geopark Ltd., 6.50%, 9/21/24	468,000	487,855
Geopark Ltd., 5.50%, 1/17/27(1)(3)	6,918,000	7,124,606
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,700,000	3,011,917
Millicom International Cellular SA, 6.25%, 3/25/29(1)	1,800,000	2,015,343
Millicom International Cellular SA, 6.25%, 3/25/29	900,000	1,007,672
Millicom International Cellular SA, 4.50%, 4/27/31(1)(3)	3,000,000	3,191,730
Oleoducto Central SA, 4.00%, 7/14/27(1)	3,800,000	4,037,177
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	2,000,000	2,031,330
		37,048,781
Ghana — 1.0%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	4,092,000	3,999,275
Kosmos Energy Ltd., 7.50%, 3/1/28(1)(3)	2,800,000	2,674,000
		6,673,275
Hong Kong — 0.2%
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)	1,500,000	1,498,547
India — 6.8%
Adani Electricity Mumbai Ltd., 3.95%, 2/12/30(1)	2,000,000	2,010,905
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,800,000	2,913,515
Adani Ports & Special Economic Zone Ltd., 4.20%, 8/4/27(1)	3,900,000	4,105,432
Adani Ports & Special Economic Zone Ltd., 3.10%, 2/2/31(1)	2,000,000	1,880,822
Adani Transmission Ltd., 4.25%, 5/21/36(1)	3,088,000	3,145,696
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(1)	1,050,000	1,114,995
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	4,300,000	4,400,878
Delhi International Airport Ltd., 6.45%, 6/4/29(1)(3)	3,000,000	2,982,975
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/24	2,000,000	2,054,862
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)	1,300,000	1,278,951
Greenko Dutch BV, 3.85%, 3/29/26(1)	2,200,000	2,241,250
Greenko Investment Co., 4.875%, 8/16/23(1)	3,300,000	3,397,186
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	3,625,000	3,900,723
Indian Railway Finance Corp. Ltd., 2.80%, 2/10/31(1)	3,000,000	2,854,113
7

	Shares/ Principal Amount	Value
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 7/14/28(1)	$1,000,000	$996,027
Vedanta Resources Finance II plc, 8.95%, 3/11/25(1)	6,000,000	5,959,710
		45,238,040
Indonesia — 6.5%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	5,880,000	6,167,444
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26	6,901,000	7,094,228
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25(1)	3,000,000	3,207,750
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	5,000,000	5,762,725
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	3,250,000	3,847,187
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	2,500,000	2,569,750
Medco Oak Tree Pte Ltd., 7.375%, 5/14/26	1,500,000	1,633,350
Medco Platinum Road Pte Ltd., 6.75%, 1/30/25	2,700,000	2,877,633
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	3,000,000	3,309,083
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 6.25%, 1/25/49	1,000,000	1,246,500
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 4.875%, 7/17/49	2,000,000	2,156,070
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30	1,000,000	988,750
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	1,440,000	1,596,694
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 4/24/33	886,700	1,006,786
		43,463,950
Ireland — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	1,000,000	1,030,690
Israel — 3.2%
Altice Financing SA, 5.00%, 1/15/28(1)	5,500,000	5,435,843
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	7,257,000	7,457,048
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	1,500,000	1,580,395
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,950,000	2,924,571
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	2,000,000	2,112,500
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	1,500,000	1,637,918
		21,148,275
Jamaica — 0.3%
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	2,000,000	2,097,500
Kazakhstan — 0.7%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	2,500,000	2,850,835
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,806,285
		4,657,120
Kuwait — 0.4%
Equate Petrochemical BV, 2.625%, 4/28/28(1)	1,000,000	1,004,375
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	1,350,000	1,395,646
		2,400,021
Luxembourg — 0.8%
Guara Norte Sarl, 5.20%, 6/15/34(1)	5,600,000	5,650,260
Macau — 2.8%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	5,500,000	5,923,032
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	500,000	533,275
Melco Resorts Finance Ltd., 5.375%, 12/4/29	590,000	629,265
8

	Shares/ Principal Amount	Value
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	$200,000	$207,500
Sands China Ltd., 5.125%, 8/8/25	3,300,000	3,679,912
Sands China Ltd., 5.40%, 8/8/28	2,000,000	2,270,520
Studio City Finance Ltd., 5.00%, 1/15/29(1)	4,000,000	4,095,000
Wynn Macau Ltd., 5.50%, 1/15/26(1)	500,000	526,250
Wynn Macau Ltd., 5.625%, 8/26/28(1)	700,000	737,636
		18,602,390
Mauritius — 0.4%
India Toll Roads, 5.50%, 8/19/24(1)	3,000,000	2,876,250
Mexico — 9.6%
Axtel SAB de CV, 6.375%, 11/14/24(1)	4,759,000	4,973,155
BBVA Bancomer SA, 1.875%, 9/18/25(1)	500,000	502,938
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	7,000,000	7,280,735
BBVA Bancomer SA, VRN, 5.875%, 9/13/34(1)	2,700,000	2,956,500
Cemex SAB de CV, 5.45%, 11/19/29	2,000,000	2,196,330
Cemex SAB de CV, 5.20%, 9/17/30(1)	1,650,000	1,797,683
Cemex SAB de CV, 3.875%, 7/11/31(1)	5,000,000	4,955,425
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,056,500	2,334,693
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	7,560,000	7,880,015
Fresnillo plc, 4.25%, 10/2/50(1)	800,000	785,088
Grupo Televisa SAB, 5.25%, 5/24/49	750,000	904,989
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)(3)	1,750,000	1,803,804
Infraestructura Energetica Nova SAB de CV, 4.875%, 1/14/48	1,500,000	1,525,410
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	4,300,000	4,295,506
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,650,000	2,802,375
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)	3,750,000	3,690,000
Petroleos Mexicanos, 4.625%, 9/21/23	1,400,000	1,454,369
Petroleos Mexicanos, 6.875%, 10/16/25(1)	850,000	929,016
Petroleos Mexicanos, 6.49%, 1/23/27	2,200,000	2,329,250
Petroleos Mexicanos, 6.50%, 3/13/27	3,300,000	3,493,875
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,967,300
Petroleos Mexicanos, 6.50%, 6/2/41	1,000,000	899,465
Sigma Finance Netherlands BV, 4.875%, 3/27/28(3)	2,000,000	2,275,490
		64,033,411
Morocco — 1.1%
OCP SA, 4.50%, 10/22/25	300,000	320,805
OCP SA, 6.875%, 4/25/44	5,900,000	7,134,976
		7,455,781
Multinational — 0.2%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.05%, 4/27/26(1)(3)	1,500,000	1,480,500
Nigeria — 2.1%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	2,900,000	3,041,388
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	6,000,000	6,555,000
SEPLAT Petroleum Development Co. plc, 7.75%, 4/1/26(1)	4,000,000	4,110,000
		13,706,388
Panama — 3.7%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(1)	2,000,000	2,078,080
Banistmo SA, 3.65%, 9/19/22	1,000,000	1,022,220
Banistmo SA, 4.25%, 7/31/27(1)	3,759,000	3,998,636
C&W Senior Financing DAC, 7.50%, 10/15/26	1,575,000	1,666,201
9

	Shares/ Principal Amount	Value
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	$9,095,000	$9,663,483
Cable Onda SA, 4.50%, 1/30/30(1)	5,950,000	6,323,154
		24,751,774
Paraguay — 0.5%
Banco Continental SAECA, 2.75%, 12/10/25(1)	1,400,000	1,372,112
Telefonica Celular del Paraguay SA, 5.875%, 4/15/27	2,000,000	2,130,710
		3,502,822
Peru — 3.6%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/4/26	1,000,000	1,014,420
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	208,835
Banco Internacional del Peru SAA Interbank, VRN, 4.00%, 7/8/30(1)	2,000,000	1,943,950
Fenix Power Peru SA, 4.32%, 9/20/27	1,551,176	1,555,326
Inkia Energy Ltd., 5.875%, 11/9/27	8,500,000	8,638,125
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,990,000	4,852,276
Kallpa Generacion SA, 4.125%, 8/16/27	2,904,000	2,988,913
Petroleos del Peru SA, 5.625%, 6/19/47(1)	2,900,000	2,992,365
		24,194,210
Qatar — 0.4%
Nakilat, Inc., 6.07%, 12/31/33(1)	1,000,000	1,237,700
Nakilat, Inc., 6.27%, 12/31/33	540,225	664,585
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	404,566
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	300,000	345,985
		2,652,836
Russia — 2.3%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	1,600,000	1,768,973
Gazprom PJSC Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,450,000	2,018,822
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)	3,700,000	3,666,186
Lukoil Securities BV, 3.875%, 5/6/30(1)	1,500,000	1,578,075
Lukoil Securities BV, 3.875%, 5/6/30	2,000,000	2,104,100
VEON Holdings BV, 3.375%, 11/25/27(1)	4,000,000	4,033,880
		15,170,036
Saudi Arabia — 3.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	3,800,000	4,016,168
Dar Al-Arkan Sukuk Co. Ltd., MTN, 6.875%, 4/10/22	1,000,000	1,039,684
SABIC Capital II BV, 4.50%, 10/10/28(1)	4,300,000	4,926,897
Saudi Arabian Oil Co., 1.625%, 11/24/25(1)(3)	200,000	202,745
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	2,700,000	2,899,907
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	4,200,000	4,584,176
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	2,900,000	3,409,042
		21,078,619
Singapore — 1.4%
BOC Aviation Ltd., 3.25%, 4/29/25(1)	2,000,000	2,091,197
BOC Aviation Ltd., MTN, 2.625%, 9/17/30	1,000,000	968,936
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	2,000,000	2,009,570
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	2,050,000	2,080,197
United Overseas Bank Ltd., VRN, 2.00%, 10/14/31(1)	2,000,000	1,992,100
		9,142,000
South Africa — 3.4%
AngloGold Ashanti Holdings plc, 6.50%, 4/15/40	2,000,000	2,445,000
10

	Shares/ Principal Amount	Value
Liquid Telecommunications Financing plc, 5.50%, 9/4/26(1)	$1,500,000	$1,586,250
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	4,125,000	4,387,384
Prosus NV, 3.68%, 1/21/30(1)	5,150,000	5,391,522
Prosus NV, 3.83%, 2/8/51	1,000,000	915,769
SASOL Financing USA LLC, 5.875%, 3/27/24	3,000,000	3,205,050
Sasol Financing USA LLC, 5.50%, 3/18/31	5,000,000	5,089,950
		23,020,925
South Korea — 0.5%
Kia Corp., 1.00%, 4/16/24(1)	2,000,000	2,012,165
Shinhan Financial Group Co. Ltd., VRN, 3.34%, 2/5/30(1)	1,000,000	1,047,644
		3,059,809
Spain — 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	4,000,000	3,980,940
Tanzania, United Republic Of — 1.1%
HTA Group Ltd., 7.00%, 12/18/25(1)	6,700,000	7,173,288
Thailand — 0.3%
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(1)	2,000,000	1,764,374
Turkey — 0.7%
KOC Holding AS, 5.25%, 3/15/23	1,500,000	1,547,442
Turk Telekomunikasyon AS, 4.875%, 6/19/24	1,500,000	1,557,335
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)(3)	1,700,000	1,881,308
		4,986,085
Ukraine — 2.4%
Kernel Holding SA, 6.50%, 10/17/24(1)	2,850,000	2,997,858
Kernel Holding SA, 6.75%, 10/27/27(1)	1,250,000	1,320,313
Metinvest BV, 7.65%, 10/1/27(1)(3)	2,000,000	2,143,920
Metinvest BV, 7.75%, 10/17/29(1)	2,000,000	2,141,700
MHP SE, 7.75%, 5/10/24(1)	3,200,000	3,390,272
VF Ukraine PAT via VFU Funding plc, 6.20%, 2/11/25	4,000,000	4,068,882
		16,062,945
United Arab Emirates — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	240,000	239,678
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	2,000,000	2,390,500
DP World plc, 4.70%, 9/30/49(1)	1,000,000	1,082,750
		3,712,928
United Arab Emirates — 1.3%
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	1,600,000	1,814,631
DP World Crescent Ltd., MTN, 3.875%, 7/18/29	2,600,000	2,778,822
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/36(1)	3,000,000	2,915,161
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,150,000	1,127,550
		8,636,164
United States — 0.5%
DAE Funding LLC, 3.375%, 3/20/28(1)	2,414,000	2,415,779
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,000,000	1,076,310
		3,492,089
Zambia — 1.6%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,000,000	1,020,000
First Quantum Minerals Ltd., 7.25%, 4/1/23	1,500,000	1,530,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,200,000	2,259,653
First Quantum Minerals Ltd., 6.875%, 3/1/26	4,500,000	4,735,687
11

	Shares/ Principal Amount	Value
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	$1,000,000	$1,098,750
		10,644,090
TOTAL CORPORATE BONDS (Cost $568,114,401)		584,802,281
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Brazil — 0.3%
Brazilian Government International Bond, 3.875%, 6/12/30	2,000,000	1,988,820
Colombia — 0.1%
Colombia Government International Bond, 3.125%, 4/15/31	500,000	490,570
Dominican Republic — 0.6%
Dominican Republic International Bond, 5.95%, 1/25/27	2,500,000	2,843,750
Dominican Republic International Bond, 4.50%, 1/30/30(1)	1,000,000	1,040,000
		3,883,750
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27	1,100,000	1,139,875
India — 0.2%
Export-Import Bank of India, 3.375%, 8/5/26	613,000	650,161
Export-Import Bank of India, 3.875%, 2/1/28	400,000	427,174
		1,077,335
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	210,779
Nigeria — 0.5%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	3,100,000	3,285,931
Oman — 0.9%
Oman Government International Bond, 3.625%, 6/15/21	4,000,000	4,009,463
Oman Government International Bond, 7.00%, 1/25/51(1)	1,000,000	1,024,056
Oman Government International Bond, MTN, 6.00%, 8/1/29	1,000,000	1,065,419
		6,098,938
Saudi Arabia — 0.3%
Saudi Government International Bond, 2.25%, 2/2/33(1)	2,500,000	2,362,600
Turkey — 1.1%
Turkey Government International Bond, 5.60%, 11/14/24	2,600,000	2,622,750
Turkey Government International Bond, 4.875%, 10/9/26	2,000,000	1,917,500
Turkey Government International Bond, 5.125%, 2/17/28	1,000,000	943,700
Turkey Government International Bond, 6.875%, 3/17/36	2,000,000	1,964,820
		7,448,770
Ukraine — 0.1%
Ukraine Government International Bond, 7.25%, 3/15/33(1)	750,000	752,812
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $28,596,463)		28,740,180
PREFERRED STOCKS — 2.7%
Brazil — 0.4%
Banco do Brasil SA, 6.25%	3,000,000	2,970,480
India — 0.5%
Network i2i Ltd., 3.98%(1)	3,000,000	3,018,075
Mexico — 1.4%
Banco Mercantil del Norte SA, 8.375%(1)	6,100,000	7,257,170
Banco Mercantil del Norte SA, 6.875%	1,855,000	1,916,623
		9,173,793
Russia — 0.2%
Gazprom PJSC via Gaz Finance plc, 4.60%	1,000,000	1,021,980
12

	Shares/ Principal Amount	Value
United Arab Emirates — 0.2%
DP World Salaam, 6.00%	$1,500,000	$1,647,600
TOTAL PREFERRED STOCKS (Cost $17,046,735)		17,831,928
EXCHANGE-TRADED FUNDS — 0.6%
iShares JP Morgan USD Emerging Markets Bond ETF	29,500	3,278,630
Energy Select Sector SPDR Fund	16,000	790,240
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,667,042)		4,068,870
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Bills, 0.04%, 6/3/21(4)(5)	$400,000	400,000
U.S. Treasury Bills, 0.02%, 8/26/21(4)(5)	400,000	399,984
U.S. Treasury Notes, 2.875%, 8/15/28(4)	885,000	979,706
TOTAL U.S. TREASURY SECURITIES (Cost $1,836,923)		1,779,690
TEMPORARY CASH INVESTMENTS(6) — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $4,353,254), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $4,269,539)		4,269,535
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $14,516,739), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $14,232,000)		14,232,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,648,716	3,648,716
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,150,251)		22,150,251
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $21,247,080)	21,247,080	21,247,080
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $662,658,895)		680,620,280
OTHER ASSETS AND LIABILITIES — (2.0)%		(13,614,043)
TOTAL NET ASSETS — 100.0%		$667,006,237

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	315	June 2021	$69,538,711	$(54,615)
U.S. Treasury 5-Year Notes	98	June 2021	12,145,875	(20,892)
U.S. Treasury Long Bonds	1	June 2021	157,250	(3,455)
			$81,841,836	$(78,962)
^Amount represents value and unrealized appreciation (depreciation).

13

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	366	June 2021	$48,323,438	$554,926
U.S. Treasury 10-Year Ultra Notes	230	June 2021	33,475,781	606,082
U.S. Treasury Ultra Bonds	36	June 2021	6,692,625	154,044
			$88,491,844	$1,315,052
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$4,968,000	$(177,403)	$(341,163)	$(518,566)

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Morgan Stanley/ Mexico Government International Bond	Buy	(1.00)%	6/20/26	$50,300,000	$322,977	$(525,304)	$(202,327)
Morgan Stanley/ Colombia Government International Bond	Buy	(1.00)%	6/20/26	$11,400,000	184,536	(48,035)	136,501
Morgan Stanley/ Brazilian Government International Bond	Buy	(1.00)%	6/20/26	$15,800,000	931,498	(257,369)	674,129
					$1,439,011	$(830,708)	$608,303
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.
14

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $391,156,457, which represented 58.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,938,862. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,578,038.
(5)The rate indicated is the yield to maturity at purchase.
(6)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $560,000.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,613,490, which includes securities collateral of $2,366,410.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $641,411,815) — including $22,938,862 of securities on loan	$659,373,200
Investment made with cash collateral received for securities on loan, at value (cost of $21,247,080)	21,247,080
Total investment securities, at value (cost of $662,658,895)	680,620,280
Receivable for investments sold	5,746,539
Receivable for capital shares sold	1,261,244
Receivable for variation margin on swap agreements	3,997
Swap agreements, at value (including net premiums paid (received) of $1,116,034)	810,630
Interest and dividends receivable	7,148,519
Securities lending receivable	3,936
695,595,145

Liabilities
Payable for collateral received for securities on loan	21,247,080
Payable for collateral received for swap agreements	560,000
Payable for investments purchased	6,388,746
Payable for capital shares redeemed	37,501
Payable for variation margin on futures contracts	53,266
Swap agreements, at value (including net premiums paid (received) of $322,977)	202,327
Accrued management fees	98,542
Distribution and service fees payable	172
Dividends payable	1,274
28,588,908

Net Assets	$667,006,237

Net Assets Consist of:
Capital paid in	$658,581,016
Distributable earnings	8,425,221
$667,006,237

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$100,624,760	9,488,557	$10.60
I Class	$6,647,026	626,903	$10.60
Y Class	$24,267,988	2,288,561	$10.60
A Class	$335,950	31,710	$10.59*
C Class	$41,878	3,959	$10.58
R Class	$155,509	14,681	$10.59
R5 Class	$8,050	759	$10.61
R6 Class	$2,057,007	193,939	$10.61
G Class	$532,868,069	50,254,284	$10.60
*Maximum offering price $11.09 (net asset value divided by 0.955).

See Notes to Financial Statements.
16

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,971,197
Dividends	91,348
Securities lending, net	27,311
15,089,856

Expenses:
Management fees	2,340,107
Distribution and service fees:
A Class	485
C Class	208
R Class	374
Trustees' fees and expenses	21,026
Other expenses	1,857
2,364,057
Fees waived - G Class	(1,775,393)
588,664

Net investment income (loss)	14,501,192

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,229,874
Futures contract transactions	2,357,839
Swap agreement transactions	(2,195,932)
7,391,781

Change in net unrealized appreciation (depreciation) on:
Investments	6,313,037
Futures contracts	841,662
Swap agreements	(345,151)
6,809,548

Net realized and unrealized gain (loss)	14,201,329

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,702,521

See Notes to Financial Statements.
17

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$14,501,192	$18,169,864
Net realized gain (loss)	7,391,781	(6,157,533)
Change in net unrealized appreciation (depreciation)	6,809,548	(787,549)
Net increase (decrease) in net assets resulting from operations	28,702,521	11,224,782

Distributions to Shareholders
From earnings:
Investor Class	(1,738,669)	(3,226,082)
I Class	(73,358)	(204,981)
Y Class	(413,391)	(539,319)
A Class	(6,579)	(11,442)
C Class	(548)	(1,203)
R Class	(2,356)	(3,820)
R5 Class	(152)	(288)
R6 Class	(39,378)	(328,277)
G Class	(11,568,096)	(13,127,583)
Decrease in net assets from distributions	(13,842,527)	(17,442,995)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	104,294,480	171,319,312

Net increase (decrease) in net assets	119,154,474	165,101,099

Net Assets
Beginning of period	547,851,763	382,750,664
End of period	$667,006,237	$547,851,763

See Notes to Financial Statements.
18

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not
19

limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only
20

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$21,247,080	—	—	—	$21,247,080
Gross amount of recognized liabilities for securities lending transactions					$21,247,080
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Investment Trust own, in aggregate, 58% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
21

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.00%(1)
(1)Annual management fee before waiver was 0.71%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $323,702,368 and $216,770,886, respectively.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,245,306	$13,199,729	1,463,383	$14,801,160
Issued in reinvestment of distributions	162,082	1,731,050	315,642	3,211,040
Redeemed	(594,817)	(6,315,768)	(1,958,287)	(19,638,937)
	812,571	8,615,011	(179,262)	(1,626,737)
I Class
Sold	483,391	5,172,878	2,012,193	20,492,202
Issued in reinvestment of distributions	6,884	73,358	18,815	193,373
Redeemed	(46,248)	(496,580)	(2,032,840)	(20,693,388)
	444,027	4,749,656	(1,832)	(7,813)
Y Class
Sold	490,121	5,229,949	764,976	7,764,614
Issued in reinvestment of distributions	38,718	413,391	53,070	539,319
Redeemed	(31,101)	(332,647)	(116,235)	(1,174,160)
	497,738	5,310,693	701,811	7,129,773
A Class
Sold	4,825	52,018	12,868	133,795
Issued in reinvestment of distributions	617	6,579	1,124	11,422
Redeemed	(8,943)	(94,667)	(8,966)	(91,228)
	(3,501)	(36,070)	5,026	53,989
C Class
Issued in reinvestment of distributions	51	548	119	1,203
Redeemed	(56)	(600)	(668)	(6,905)
	(5)	(52)	(549)	(5,702)
R Class
Sold	3,263	34,674	9,188	92,668
Issued in reinvestment of distributions	200	2,132	373	3,782
Redeemed	(2,310)	(24,738)	(4,477)	(44,403)
	1,153	12,068	5,084	52,047
R5 Class
Issued in reinvestment of distributions	14	152	29	288
R6 Class
Sold	2,476	26,365	216,660	2,216,101
Issued in reinvestment of distributions	3,686	39,378	32,163	326,412
Redeemed	(1,972)	(20,886)	(1,036,586)	(10,571,471)
	4,190	44,857	(787,763)	(8,028,958)
G Class
Sold	7,692,626	81,888,510	20,040,002	207,455,864
Issued in reinvestment of distributions	1,083,248	11,568,096	1,287,138	13,127,491
Redeemed	(734,419)	(7,858,441)	(4,548,550)	(46,830,930)
	8,041,455	85,598,165	16,778,590	173,752,425
Net increase (decrease)	9,797,642	$104,294,480	16,521,134	$171,319,312

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$584,802,281	—
Sovereign Governments and Agencies	—	28,740,180	—
Preferred Stocks	—	17,831,928	—
Exchange-Traded Funds	$4,068,870	—	—
U.S. Treasury Securities	—	1,779,690	—
Temporary Cash Investments	3,648,716	18,501,535	—
Temporary Cash Investments - Securities Lending Collateral	21,247,080	—	—
	$28,964,666	$651,655,614	—
Other Financial Instruments
Futures Contracts	$1,315,052	—	—
Swap Agreements	—	$810,630	—
	$1,315,052	$810,630	—

Liabilities
Other Financial Instruments
Futures Contracts	$78,962	—	—
Swap Agreements	—	$720,893	—
	$78,962	$720,893	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $82,001,333.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $64,576,400 futures contracts purchased and $60,158,745 futures contracts sold.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$3,997	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	810,630	Swap agreements	$202,327
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	53,266
		$814,627		$255,593

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.
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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(2,195,932)	Change in net unrealized appreciation (depreciation) on swap agreements	$(345,151)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	2,357,839	Change in net unrealized appreciation (depreciation) on futures contracts	841,662
		$161,907		$496,511

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$662,813,362
Gross tax appreciation of investments	$22,218,998
Gross tax depreciation of investments	(4,412,080)
Net tax appreciation (depreciation) of investments	$17,806,918
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, the fund had accumulated short-term capital losses of ($8,805,669) and accumulated long-term capital losses of ($7,441,129), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.32	0.20	0.27	0.47	(0.19)	—	(0.19)	$10.60	4.66%	0.96%(4)	0.96%(4)	3.86%(4)	3.86%(4)	36%	$100,625
2020	$10.46	0.39	(0.16)	0.23	(0.37)	—	(0.37)	$10.32	2.34%	0.97%	0.97%	3.83%	3.83%	68%	$89,509
2019	$9.79	0.43	0.66	1.09	(0.42)	—	(0.42)	$10.46	11.35%	0.97%	0.97%	4.24%	4.24%	75%	$92,647
2018	$10.43	0.35	(0.64)	(0.29)	(0.33)	(0.02)	(0.35)	$9.79	(2.76)%	0.97%	0.97%	3.52%	3.52%	85%	$90,831
2017	$10.32	0.35	0.16	0.51	(0.34)	(0.06)	(0.40)	$10.43	5.11%	0.97%	0.97%	3.39%	3.39%	154%	$6,634
2016	$9.75	0.36	0.57	0.93	(0.36)	—	(0.36)	$10.32	9.77%	0.97%	0.97%	3.59%	3.59%	97%	$3,898
I Class
2021(3)	$10.32	0.21	0.27	0.48	(0.20)	—	(0.20)	$10.60	4.71%	0.86%(4)	0.86%(4)	3.96%(4)	3.96%(4)	36%	$6,647
2020	$10.46	0.40	(0.16)	0.24	(0.38)	—	(0.38)	$10.32	2.44%	0.87%	0.87%	3.93%	3.93%	68%	$1,887
2019	$9.79	0.44	0.66	1.10	(0.43)	—	(0.43)	$10.46	11.47%	0.87%	0.87%	4.34%	4.34%	75%	$1,932
2018	$10.44	0.34	(0.63)	(0.29)	(0.34)	(0.02)	(0.36)	$9.79	(2.76)%	0.87%	0.87%	3.62%	3.62%	85%	$6
2017(5)	$10.30	0.20	0.14	0.34	(0.20)	—	(0.20)	$10.44	3.28%	0.87%(4)	0.87%(4)	3.38%(4)	3.38%(4)	154%(6)	$38

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.32	0.21	0.27	0.48	(0.20)	—	(0.20)	$10.60	4.77%	0.76%(4)	0.76%(4)	4.06%(4)	4.06%(4)	36%	$24,268
2020	$10.46	0.41	(0.16)	0.25	(0.39)	—	(0.39)	$10.32	2.55%	0.77%	0.77%	4.03%	4.03%	68%	$18,475
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.57%	0.77%	0.77%	4.44%	4.44%	75%	$11,393
2018	$10.44	0.40	(0.68)	(0.28)	(0.35)	(0.02)	(0.37)	$9.79	(2.67)%	0.77%	0.77%	3.72%	3.72%	85%	$3,218
2017(5)	$10.30	0.21	0.13	0.34	(0.20)	—	(0.20)	$10.44	3.33%	0.77%(4)	0.77%(4)	3.52%(4)	3.52%(4)	154%(6)	$5
A Class
2021(3)	$10.31	0.19	0.27	0.46	(0.18)	—	(0.18)	$10.59	4.54%	1.21%(4)	1.21%(4)	3.61%(4)	3.61%(4)	36%	$336
2020	$10.45	0.37	(0.16)	0.21	(0.35)	—	(0.35)	$10.31	2.08%	1.22%	1.22%	3.58%	3.58%	68%	$363
2019	$9.78	0.40	0.66	1.06	(0.39)	—	(0.39)	$10.45	11.08%	1.22%	1.22%	3.99%	3.99%	75%	$316
2018	$10.43	0.28	(0.60)	(0.32)	(0.31)	(0.02)	(0.33)	$9.78	(3.11)%	1.22%	1.22%	3.27%	3.27%	85%	$164
2017	$10.32	0.32	0.17	0.49	(0.32)	(0.06)	(0.38)	$10.43	4.84%	1.22%	1.22%	3.14%	3.14%	154%	$6,619
2016	$9.74	0.33	0.59	0.92	(0.34)	—	(0.34)	$10.32	9.61%	1.22%	1.22%	3.34%	3.34%	97%	$6,282

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$10.29	0.15	0.28	0.43	(0.14)	—	(0.14)	$10.58	4.15%	1.96%(4)	1.96%(4)	2.86%(4)	2.86%(4)	36%	$42
2020	$10.44	0.29	(0.17)	0.12	(0.27)	—	(0.27)	$10.29	1.23%	1.97%	1.97%	2.83%	2.83%	68%	$41
2019	$9.77	0.33	0.66	0.99	(0.32)	—	(0.32)	$10.44	10.26%	1.97%	1.97%	3.24%	3.24%	75%	$47
2018	$10.41	0.20	(0.59)	(0.39)	(0.23)	(0.02)	(0.25)	$9.77	(3.74)%	1.97%	1.97%	2.52%	2.52%	85%	$32
2017	$10.30	0.25	0.16	0.41	(0.24)	(0.06)	(0.30)	$10.41	4.07%	1.97%	1.97%	2.39%	2.39%	154%	$1,144
2016	$9.72	0.26	0.58	0.84	(0.26)	—	(0.26)	$10.30	8.81%	1.97%	1.97%	2.59%	2.59%	97%	$1,110
R Class
2021(3)	$10.30	0.18	0.27	0.45	(0.16)	—	(0.16)	$10.59	4.31%	1.46%(4)	1.46%(4)	3.36%(4)	3.36%(4)	36%	$156
2020	$10.45	0.34	(0.17)	0.17	(0.32)	—	(0.32)	$10.30	1.84%	1.47%	1.47%	3.33%	3.33%	68%	$139
2019	$9.78	0.38	0.66	1.04	(0.37)	—	(0.37)	$10.45	10.80%	1.47%	1.47%	3.74%	3.74%	75%	$88
2018	$10.42	0.26	(0.60)	(0.34)	(0.28)	(0.02)	(0.30)	$9.78	(3.26)%	1.47%	1.47%	3.02%	3.02%	85%	$56
2017	$10.31	0.30	0.16	0.46	(0.29)	(0.06)	(0.35)	$10.42	4.58%	1.47%	1.47%	2.89%	2.89%	154%	$1,205
2016	$9.73	0.31	0.58	0.89	(0.31)	—	(0.31)	$10.31	9.34%	1.47%	1.47%	3.09%	3.09%	97%	$1,120

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$10.32	0.21	0.28	0.49	(0.20)	—	(0.20)	$10.61	4.76%	0.76%(4)	0.76%(4)	4.06%(4)	4.06%(4)	36%	$8
2020	$10.46	0.41	(0.16)	0.25	(0.39)	—	(0.39)	$10.32	2.56%	0.77%	0.77%	4.03%	4.03%	68%	$8
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.59%	0.77%	0.77%	4.44%	4.44%	75%	$7
2018	$10.43	0.31	(0.57)	(0.26)	(0.36)	(0.02)	(0.38)	$9.79	(2.55)%	0.77%	0.77%	3.72%	3.72%	85%	$7
2017	$10.32	0.37	0.16	0.53	(0.36)	(0.06)	(0.42)	$10.43	5.31%	0.77%	0.77%	3.59%	3.59%	154%	$5,986
2016	$9.75	0.38	0.57	0.95	(0.38)	—	(0.38)	$10.32	9.99%	0.77%	0.77%	3.79%	3.79%	97%	$5,682
R6 Class
2021(3)	$10.32	0.22	0.27	0.49	(0.20)	—	(0.20)	$10.61	4.79%	0.71%(4)	0.71%(4)	4.11%(4)	4.11%(4)	36%	$2,057
2020	$10.46	0.42	(0.16)	0.26	(0.40)	—	(0.40)	$10.32	2.60%	0.72%	0.72%	4.08%	4.08%	68%	$1,958
2019	$9.79	0.46	0.66	1.12	(0.45)	—	(0.45)	$10.46	11.62%	0.72%	0.72%	4.49%	4.49%	75%	$10,229
2018	$10.44	0.37	(0.64)	(0.27)	(0.36)	(0.02)	(0.38)	$9.79	(2.61)%	0.72%	0.72%	3.77%	3.77%	85%	$9,336
2017	$10.33	0.38	0.16	0.54	(0.37)	(0.06)	(0.43)	$10.44	5.37%	0.72%	0.72%	3.64%	3.64%	154%	$16,492
2016	$9.75	0.38	0.59	0.97	(0.39)	—	(0.39)	$10.33	10.15%	0.72%	0.72%	3.84%	3.84%	97%	$15,465
G Class
2021(3)	$10.32	0.25	0.27	0.52	(0.24)	—	(0.24)	$10.60	5.16%	0.00%(4)(7)	0.71%(4)	4.82%(4)	4.11%(4)	36%	$532,868
2020	$10.46	0.49	(0.16)	0.33	(0.47)	—	(0.47)	$10.32	3.33%	0.01%	0.72%	4.79%	4.08%	68%	$435,472
2019	$9.79	0.53	0.66	1.19	(0.52)	—	(0.52)	$10.46	12.41%	0.01%	0.72%	5.20%	4.49%	75%	$266,091
2018(8)	$10.40	0.44	(0.62)	(0.18)	(0.41)	(0.02)	(0.43)	$9.79	(1.59)%	0.01%(4)	0.72%(4)	4.49%(4)	3.78%(4)	85%(9)	$308,199

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Ratio was less than 0.005%.
(8)November 14, 2017 (commencement of sale) through October 31, 2018.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2018.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

32

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 2106

Semiannual Report

April 30, 2021

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2021
Portfolio at a Glance
Average Duration (effective)	6.5 years
Weighted Average Life to Maturity	9.4 years

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	39.4%
Corporate Bonds	27.8%
U.S. Treasury Securities	7.0%
Collateralized Loan Obligations	6.2%
Collateralized Mortgage Obligations	5.2%
Asset-Backed Securities	3.4%
Preferred Stocks	2.7%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Exchange-Traded Funds	0.9%
Municipal Securities	0.5%
Commercial Mortgage-Backed Securities	0.2%
Temporary Cash Investments	6.6%
Other Assets and Liabilities	(2.5)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.00	$3.97	0.80%
I Class	$1,000	$1,003.20	$3.48	0.70%
Y Class	$1,000	$1,003.70	$2.98	0.60%
A Class	$1,000	$1,001.10	$5.21	1.05%
C Class	$1,000	$997.20	$8.91	1.80%
R Class	$1,000	$1,000.10	$6.45	1.30%
R5 Class	$1,000	$1,003.70	$2.98	0.60%
R6 Class	$1,000	$1,004.00	$2.73	0.55%
G Class	$1,000	$1,006.90	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.83	$4.01	0.80%
I Class	$1,000	$1,021.32	$3.51	0.70%
Y Class	$1,000	$1,021.82	$3.01	0.60%
A Class	$1,000	$1,019.59	$5.26	1.05%
C Class	$1,000	$1,015.87	$9.00	1.80%
R Class	$1,000	$1,018.35	$6.51	1.30%
R5 Class	$1,000	$1,021.82	$3.01	0.60%
R6 Class	$1,000	$1,022.07	$2.76	0.55%
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 39.4%
Australia — 0.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	$2,652,361
Australia Government Bond, 1.50%, 6/21/31	AUD	3,000,000	2,268,940
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	5,917,468
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	3,430,148
			14,268,917
Austria — 0.7%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	4,325,000	5,530,486
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	5,369,683
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	4,889,755
			15,789,924
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	3,455,540
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,836,000	5,412,197
			8,867,737
Brazil — 0.2%
Brazilian Government International Bond, 7.125%, 1/20/37		$3,000,000	3,806,535
Canada — 1.8%
Canadian Government Bond, 0.25%, 3/1/26	CAD	10,000,000	7,875,442
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	3,030,090
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,588,000	1,316,663
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	9,536,710
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,631,771
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	11,509,299
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	6,702,281
			42,602,256
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	302,637
China — 10.5%
China Development Bank, 2.89%, 6/22/25	CNY	177,000,000	26,943,422
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	24,758,197
China Government Bond, 2.36%, 7/2/23	CNY	153,000,000	23,451,640
China Government Bond, 2.88%, 11/5/23	CNY	399,000,000	61,856,965
China Government Bond, 1.99%, 4/9/25	CNY	118,000,000	17,577,104
China Government Bond, 3.25%, 6/6/26	CNY	155,700,000	24,372,617
China Government Bond, 3.12%, 12/5/26	CNY	154,800,000	24,072,649
China Government Bond, 2.85%, 6/4/27	CNY	67,000,000	10,205,252
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,710,770
China Government Bond, 2.68%, 5/21/30	CNY	111,500,000	16,512,562
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	5,673,748
China Government Bond, 3.39%, 3/16/50	CNY	46,500,000	6,799,713
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,694,331
			249,628,970
Colombia — 0.5%
Colombian TES, 7.00%, 6/30/32	COP	48,000,000,000	12,582,847
Czech Republic — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,673,637

		Principal Amount/Shares	Value
Denmark — 1.6%
Denmark Government Bond, 0.50%, 11/15/27	DKK	46,720,000	$7,932,617
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	93,000,000	15,787,853
Denmark Government Bond, 4.50%, 11/15/39	DKK	38,630,000	11,002,098
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	25,000,000	3,738,426
			38,460,994
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	910,000
Dominican Republic International Bond, 5.95%, 1/25/27		$1,800,000	2,047,500
			2,957,500
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$1,200,000	1,328,134
Egypt Government International Bond, 8.50%, 1/31/47		$2,000,000	2,070,140
			3,398,274
El Salvador — 0.1%
El Salvador Government International Bond, 8.625%, 2/28/29		$3,000,000	3,368,250
Finland — 0.8%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	7,413,897
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	6,500,000	7,614,099
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	4,439,778
			19,467,774
France — 1.7%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	3,307,481
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	5,742,980	10,033,455
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	3,150,000	3,799,494
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	5,677,135
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	3,675,000	5,044,321
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	5,267,688
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	6,422,963
			39,552,537
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	3,901,313
Ghana — 0.1%
Ghana Government International Bond, 7.875%, 2/11/35		$2,000,000	1,975,260
Guatemala — 0.1%
Guatemala Government Bond, 4.875%, 2/13/28		$2,000,000	2,244,520
Indonesia — 0.4%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,822,036
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	6,958,604
			9,780,640
Ireland — 1.6%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	8,290,278
Ireland Government Bond, 1.10%, 5/15/29	EUR	13,350,000	17,549,342
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,822,431
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	10,398,483
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	445,586
			38,506,120
Italy — 2.0%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	19,964,000	26,089,933
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,863,697

		Principal Amount/Shares	Value
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	$4,490,417
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	14,324,122
			48,768,169
Japan — 6.8%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	5,755,000,000	52,955,467
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	877,450,000	10,609,872
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	14,639,175
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,023,400,000	22,117,941
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	6,011,948
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	672,500,000	6,912,773
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	9,644,439
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	3,510,400,074	32,585,789
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	628,014,550	5,818,142
			161,295,546
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,264,674
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	210,779
Jordan Government International Bond, 7.375%, 10/10/47		$400,000	421,561
			1,897,014
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	6,995,232
Mexico — 0.5%
Mexican Bonos, 5.75%, 3/5/26	MXN	97,500,000	4,774,405
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	3,029,062
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,583,721
			12,387,188
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$2,600,000	2,748,305
Netherlands — 0.8%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,557,000	6,710,890
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	9,348,581
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	3,995,809
			20,055,280
New Zealand — 0.5%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	17,350,000	12,253,956
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	5,417,224
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	348,463
			5,765,687
Oman — 0.1%
Oman Government International Bond, 5.625%, 1/17/28		$2,000,000	2,108,866
Pakistan — 0.1%
Pakistan Government International Bond, 6.875%, 12/5/27		$2,000,000	2,100,010
Peru — 0.5%
Peru Government Bond, 6.15%, 8/12/32	PEN	24,000,000	6,628,410
Peru Government Bond, 5.35%, 8/12/40	PEN	22,000,000	5,158,779
			11,787,189
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,957,719
Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	16,520,000	4,771,583

		Principal Amount/Shares	Value
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	$547,305
			5,318,888
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	1,218,420
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	4,532,941
			5,751,361
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	156,300,000	2,117,695
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,800,000	3,450,328
			5,568,023
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,500,000	1,514,970
Serbia†
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	820,735
Singapore — 0.2%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,531,560
South Africa — 0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	237,000,000	15,116,838
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	267,573
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$1,200,000	1,326,780
			16,711,191
Spain — 0.8%
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	2,085,286
Spain Government Bond, 1.25%, 10/31/30(1)	EUR	1,500,000	1,943,981
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	3,011,622
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	11,163,297
			18,204,186
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 3/28/30		$2,000,000	1,322,600
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	2,697,540
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	7,060,082
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,824,047
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,737,509
			13,621,638
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,691,544
Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	12,158,433
			14,849,977
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$2,000,000	1,881,016
Turkey — 0.2%
Turkey Government International Bond, 6.875%, 3/17/36		$4,600,000	4,519,086
United Kingdom — 1.5%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	7,000,000	9,552,577
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	6,764,627
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	2,115,682
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	8,713,863

		Principal Amount/Shares	Value
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	$9,546,153
			36,692,902
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $903,149,812)			938,262,476
CORPORATE BONDS — 27.8%
Aerospace and Defense — 0.6%
Boeing Co. (The), 2.20%, 2/4/26		$2,460,000	2,464,903
Boeing Co. (The), 5.81%, 5/1/50		830,000	1,067,287
L3Harris Technologies, Inc., 1.80%, 1/15/31		730,000	695,027
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	2,930,756
Raytheon Technologies Corp., 5.70%, 4/15/40		395,000	531,620
Teledyne Technologies, Inc., 2.25%, 4/1/28		2,280,000	2,292,749
TransDigm, Inc., 4.625%, 1/15/29(1)		4,460,000	4,402,600
			14,384,942
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.25%, 5/1/25(1)		2,399,000	2,572,808
Airlines — 0.6%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		5,103,000	5,364,529
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)		3,015,000	3,235,398
Southwest Airlines Co., 5.125%, 6/15/27		2,536,000	2,968,453
United Airlines Pass Through Trust, 4.875%, 7/15/27		1,569,299	1,641,764
United Airlines, Inc., 4.625%, 4/15/29(1)		2,032,000	2,114,194
			15,324,338
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27		490,000	514,638
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		650,000	661,261
Ford Motor Credit Co. LLC, 3.35%, 11/1/22		740,000	758,341
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,000,000	2,049,360
Ford Motor Credit Co. LLC, 2.90%, 2/16/28		2,010,000	1,972,524
General Motors Co., 5.15%, 4/1/38		560,000	658,840
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,248,000	3,419,484
General Motors Financial Co., Inc., 2.70%, 8/20/27		1,334,000	1,375,467
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)		1,010,000	1,106,049
			12,001,326
Banks — 3.7%
Banco Santander SA, 2.75%, 5/28/25		1,930,000	2,036,544
Banco Santander SA, 2.96%, 3/25/31		1,000,000	1,010,732
Banistmo SA, 4.25%, 7/31/27(1)		1,600,000	1,702,000
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	1,500,000	2,190,041
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26		$1,527,000	1,531,105
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		496,000	497,827
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		1,375,000	1,293,711
Bank of America Corp., VRN, 3.42%, 12/20/28		2,185,000	2,368,040
Bank of America Corp., VRN, 3.48%, 3/13/52		690,000	708,481
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	600,000	751,416
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,475,155
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)		$3,070,000	2,940,726
BPCE SA, 4.50%, 3/15/25(1)		422,000	467,048
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,600,000	2,015,006
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	2,700,000	3,403,259

		Principal Amount/Shares	Value
Citigroup, Inc., VRN, 3.52%, 10/27/28		$1,908,000	$2,076,542
Citigroup, Inc., VRN, 2.57%, 6/3/31		2,552,000	2,563,188
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	2,500,000	3,293,854
Commonwealth Bank of Australia, 2.69%, 3/11/31(1)		$1,300,000	1,272,162
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,700,000	2,047,262
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	11,000,000	13,753,823
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	410,000	689,534
FNB Corp., 2.20%, 2/24/23		$1,160,000	1,180,634
HSBC Holdings plc, VRN, 1.59%, 5/24/27		1,615,000	1,604,900
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	2,600,000	3,413,880
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	2,600,000	3,533,278
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)		$1,400,000	1,361,290
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		2,480,000	2,533,913
JPMorgan Chase & Co., VRN, 2.74%, 10/15/30		1,184,000	1,215,768
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		271,000	274,015
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42		2,400,000	2,407,437
JPMorgan Chase & Co., VRN, 3.33%, 4/22/52		1,600,000	1,603,325
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,860,000	6,365,953
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	800,000	996,674
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	700,000	988,254
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26		$1,230,000	1,283,097
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	1,700,000	2,055,121
Wells Fargo & Co., VRN, 2.19%, 4/30/26		$4,230,000	4,385,265
Wells Fargo & Co., VRN, 3.07%, 4/30/41		1,345,000	1,329,986
			87,620,246
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,065,000	1,274,354
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		1,100,000	1,291,894
			2,566,248
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29		1,130,000	1,208,932
Gilead Sciences, Inc., 3.65%, 3/1/26		1,935,000	2,137,059
Gilead Sciences, Inc., 1.20%, 10/1/27		1,134,000	1,098,876
			4,444,867
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		1,950,000	2,074,654
Lennox International, Inc., 1.70%, 8/1/27		710,000	706,388
Standard Industries, Inc., 4.75%, 1/15/28(1)		2,245,000	2,318,164
			5,099,206
Capital Markets — 1.7%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26		3,350,000	3,375,518
Banco BTG Pactual SA, 2.75%, 1/11/26(1)		575,000	547,693
Blackstone Secured Lending Fund, 2.75%, 9/16/26(1)		2,365,000	2,381,860
CI Financial Corp., 3.20%, 12/17/30		731,000	745,466
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	2,100,000	3,027,359
FS KKR Capital Corp., 3.40%, 1/15/26		$2,850,000	2,917,071
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,400,000	2,199,503
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28		$4,670,000	5,149,910
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42		1,600,000	1,617,572
Golub Capital BDC, Inc., 2.50%, 8/24/26		1,205,000	1,197,819
LPL Holdings, Inc., 4.00%, 3/15/29(1)		4,140,000	4,145,175

		Principal Amount/Shares	Value
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32		$1,745,000	$1,642,309
Morgan Stanley, VRN, 1.59%, 5/4/27		836,000	840,403
Morgan Stanley, VRN, 3.22%, 4/22/42		592,000	600,749
Owl Rock Capital Corp., 3.40%, 7/15/26		4,430,000	4,597,343
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		3,695,000	4,032,277
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)		2,255,000	2,361,124
			41,379,151
Chemicals — 0.2%
Dow Chemical Co. (The), 3.60%, 11/15/50		2,050,000	2,095,729
Huntsman International LLC, 4.50%, 5/1/29		140,000	157,277
Tronox, Inc., 4.625%, 3/15/29(1)		3,350,000	3,425,375
			5,678,381
Commercial Services and Supplies — 0.2%
GFL Environmental, Inc., 4.00%, 8/1/28(1)		2,950,000	2,826,838
Waste Connections, Inc., 2.60%, 2/1/30		1,440,000	1,471,470
Waste Management, Inc., 2.50%, 11/15/50		400,000	351,852
			4,650,160
Communications Equipment — 0.2%
CommScope Technologies LLC, 5.00%, 3/15/27(1)		6,125,000	6,075,617
Construction and Engineering — 0.2%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	2,500,000	3,096,690
Quanta Services, Inc., 2.90%, 10/1/30		$830,000	853,241
			3,949,931
Construction Materials — 0.3%
Cemex SAB de CV, 5.20%, 9/17/30(1)		2,810,000	3,061,509
Cemex SAB de CV, 3.875%, 7/11/31(1)		3,000,000	2,973,255
Martin Marietta Materials, Inc., 2.50%, 3/15/30		739,000	745,917
Vulcan Materials Co., 3.50%, 6/1/30		360,000	392,097
			7,172,778
Consumer Finance — 0.6%
Ally Financial, Inc., 5.75%, 11/20/25		3,720,000	4,266,139
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		1,130,000	1,206,069
Navient Corp., 4.875%, 3/15/28		5,215,000	5,118,523
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)		2,820,000	3,094,811
			13,685,542
Containers and Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)		3,500,000	3,489,115
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		4,800,000	4,912,012
Berry Global, Inc., 5.125%, 7/15/23		448,000	450,800
Berry Global, Inc., 1.57%, 1/15/26(1)		1,460,000	1,448,802
WRKCo, Inc., 3.00%, 9/15/24		648,000	689,257
			10,989,986
Diversified Financial Services — 0.2%
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32		1,416,000	1,404,799
GE Capital Funding LLC, 4.40%, 5/15/30(1)		1,170,000	1,331,873
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		1,200,000	1,382,111
			4,118,783
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.55%, 12/1/33(1)		525,000	500,936

		Principal Amount/Shares	Value
AT&T, Inc., 3.55%, 9/15/55(1)		$1,509,000	$1,392,720
AT&T, Inc., 3.80%, 12/1/57(1)		961,000	918,291
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	1,100,000	1,418,083
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,700,000	2,389,732
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		$1,500,000	1,517,122
Orange SA, MTN, 5.25%, 12/5/25	GBP	470,000	777,992
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	200,000	301,356
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	1,200,000	1,561,162
Verizon Communications, Inc., 2.10%, 3/22/28		$1,665,000	1,681,196
Verizon Communications, Inc., 4.40%, 11/1/34		800,000	933,683
Verizon Communications, Inc., 2.65%, 11/20/40		2,649,000	2,457,874
			15,850,147
Electric Utilities — 1.2%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,704,300
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		797,000	865,176
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		950,000	1,032,415
Commonwealth Edison Co., 3.20%, 11/15/49		640,000	645,298
DPL, Inc., 4.125%, 7/1/25(1)		1,180,000	1,270,919
DTE Electric Co., 2.25%, 3/1/30		820,000	830,306
Duke Energy Carolinas LLC, 2.55%, 4/15/31		462,000	471,752
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,307,966
Duke Energy Progress LLC, 4.15%, 12/1/44		280,000	321,464
Exelon Corp., 4.45%, 4/15/46		780,000	916,129
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		3,240,000	3,377,149
Florida Power & Light Co., 4.125%, 2/1/42		680,000	804,475
Indiana Michigan Power Co., 3.25%, 5/1/51		429,000	427,789
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)		1,650,000	1,837,733
MidAmerican Energy Co., 4.40%, 10/15/44		365,000	440,368
Naturgy Finance BV, 4.125%(3)	EUR	1,400,000	1,771,178
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		$800,000	888,797
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		664,000	718,621
Northern States Power Co., 2.60%, 6/1/51		370,000	341,527
Northern States Power Co., 3.20%, 4/1/52		650,000	669,812
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,130,000	2,145,632
Pacific Gas and Electric Co., 4.20%, 6/1/41		465,000	461,357
PacifiCorp, 3.30%, 3/15/51		870,000	889,032
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		760,000	710,214
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		695,000	749,063
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)		1,160,000	1,286,225
Virginia Electric and Power Co., 2.45%, 12/15/50		613,000	539,002
Xcel Energy, Inc., 3.40%, 6/1/30		810,000	874,118
			28,297,817
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29		343,000	360,611
Entertainment†
Netflix, Inc., 4.875%, 4/15/28		1,000,000	1,152,500
Equity Real Estate Investment Trusts (REITs) — 1.8%
Boston Properties LP, 2.55%, 4/1/32		670,000	648,554
Brixmor Operating Partnership LP, 4.125%, 5/15/29		1,125,000	1,238,426

		Principal Amount/Shares	Value
Corporate Office Properties LP, 2.75%, 4/15/31		$1,325,000	$1,309,482
Crown Castle International Corp., 3.65%, 9/1/27		1,087,000	1,193,930
Crown Castle International Corp., 3.80%, 2/15/28		905,000	994,592
EPR Properties, 4.75%, 12/15/26		1,618,000	1,701,917
EPR Properties, 4.95%, 4/15/28		3,314,000	3,467,976
Equinix, Inc., 5.375%, 5/15/27		1,685,000	1,810,774
Federal Realty Investment Trust, 3.625%, 8/1/46		2,490,000	2,509,246
Host Hotels & Resorts LP, 4.00%, 6/15/25		1,180,000	1,269,803
Host Hotels & Resorts LP, 4.50%, 2/1/26		810,000	888,800
Hudson Pacific Properties LP, 3.25%, 1/15/30		716,000	734,521
Iron Mountain, Inc., 4.875%, 9/15/29(1)		4,545,000	4,638,218
Kilroy Realty LP, 2.50%, 11/15/32		1,230,000	1,183,345
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		5,365,000	5,653,369
National Health Investors, Inc., 3.00%, 2/1/31		2,275,000	2,165,520
Omega Healthcare Investors, Inc., 3.375%, 2/1/31		1,810,000	1,832,753
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)		3,565,000	3,537,692
Spirit Realty LP, 3.20%, 1/15/27		454,000	479,598
Spirit Realty LP, 4.00%, 7/15/29		955,000	1,046,043
Spirit Realty LP, 3.20%, 2/15/31		1,917,000	1,969,682
STORE Capital Corp., 4.50%, 3/15/28		1,670,000	1,863,431
			42,137,672
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		3,302,000	3,442,004
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)		1,500,000	1,498,547
Kroger Co. (The), 3.875%, 10/15/46		530,000	568,156
Sysco Corp., 5.95%, 4/1/30		2,270,000	2,864,840
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,020,000	2,179,206
Walmart, Inc., 0.18%, 7/15/22	JPY	750,000,000	6,859,524
			17,412,277
Food Products — 0.5%
MARB BondCo plc, 3.95%, 1/29/31(1)		$4,400,000	4,186,974
Post Holdings, Inc., 4.625%, 4/15/30(1)		4,540,000	4,591,075
US Foods, Inc., 4.75%, 2/15/29(1)		3,130,000	3,161,300
			11,939,349
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)		2,100,000	2,097,805
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 1.96%, 2/11/31		930,000	886,766
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30		820,000	863,692
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30		625,000	676,357
			2,426,815
Health Care Providers and Services — 0.9%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		1,615,000	1,692,423
Centene Corp., 4.625%, 12/15/29		920,000	997,137
Centene Corp., 3.375%, 2/15/30		2,241,000	2,252,216
Cigna Corp., 2.40%, 3/15/30		820,000	821,253
CVS Health Corp., 4.30%, 3/25/28		649,000	738,985
CVS Health Corp., 1.75%, 8/21/30		1,580,000	1,488,912

		Principal Amount/Shares	Value
CVS Health Corp., 4.78%, 3/25/38		$320,000	$383,113
DaVita, Inc., 4.625%, 6/1/30(1)		3,050,000	3,091,937
Tenet Healthcare Corp., 6.75%, 6/15/23		1,630,000	1,781,998
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		3,940,000	4,162,610
Universal Health Services, Inc., 2.65%, 10/15/30(1)		4,000,000	3,898,480
			21,309,064
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)		1,850,000	1,877,657
International Game Technology plc, 5.25%, 1/15/29(1)		1,810,000	1,921,544
Las Vegas Sands Corp., 3.90%, 8/8/29		865,000	903,115
Marriott International, Inc., 2.85%, 4/15/31		800,000	795,933
Marriott International, Inc., 3.50%, 10/15/32		2,842,000	2,970,798
McDonald's Corp., MTN, 4.70%, 12/9/35		520,000	626,516
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,400,000	2,642,904
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		1,839,000	1,874,585
			13,613,052
Household Durables — 0.4%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	843,159
KB Home, 4.80%, 11/15/29		4,103,000	4,432,840
Mattamy Group Corp., 4.625%, 3/1/30(1)		3,320,000	3,360,172
			8,636,171
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc., 2.75%, 3/1/30		810,000	830,960
General Electric Co., 4.35%, 5/1/50		1,650,000	1,840,252
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	1,800,000	2,505,426
			5,176,638
Insurance — 0.5%
Athene Holding Ltd., 3.50%, 1/15/31		$3,245,000	3,411,209
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,300,000	1,687,788
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)		$1,740,000	1,712,949
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)		1,760,000	1,700,600
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)		3,360,000	3,397,357
SBL Holdings, Inc., 5.00%, 2/18/31(1)		960,000	1,018,681
			12,928,584
Internet and Direct Marketing Retail — 0.1%
QVC, Inc., 4.375%, 9/1/28		2,850,000	2,920,936
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.15%, 3/1/26		1,575,000	1,560,115
International Business Machines Corp., 3.50%, 5/15/29		1,620,000	1,782,340
			3,342,455
Machinery — 0.2%
Cummins, Inc., 2.60%, 9/1/50		1,120,000	1,026,589
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,364,000	2,722,216
			3,748,805
Media — 2.7%
AMC Networks, Inc., 4.25%, 2/15/29		4,935,000	4,879,555
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		3,630,000	3,797,888
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		5,000,000	5,006,250

		Principal Amount/Shares	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		$1,085,000	$1,234,708
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41		1,180,000	1,136,787
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		1,790,000	1,975,035
Comcast Corp., 3.40%, 4/1/30		1,735,000	1,891,419
Comcast Corp., 3.20%, 7/15/36		1,299,000	1,365,683
Comcast Corp., 3.75%, 4/1/40		295,000	325,919
CSC Holdings LLC, 4.625%, 12/1/30(1)		2,785,000	2,725,819
CSC Holdings LLC, 4.50%, 11/15/31(1)(4)		1,400,000	1,403,500
CSC Holdings LLC, 5.00%, 11/15/31(1)(4)		1,400,000	1,406,125
Discovery Communications LLC, 5.20%, 9/20/47		1,820,000	2,139,266
Lamar Media Corp., 3.75%, 2/15/28		5,605,000	5,662,031
Omnicom Group, Inc., 2.60%, 8/1/31(4)		1,680,000	1,678,276
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		3,750,000	3,660,975
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		4,735,000	4,964,398
TEGNA, Inc., 4.625%, 3/15/28		6,117,000	6,254,877
Time Warner Cable LLC, 4.50%, 9/15/42		1,735,000	1,879,991
ViacomCBS, Inc., 4.375%, 3/15/43		505,000	547,515
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		6,025,000	6,113,507
VTR Finance NV, 6.375%, 7/15/28(1)		3,070,000	3,324,150
			63,373,674
Metals and Mining — 0.7%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)		1,590,000	1,625,775
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)		3,862,000	3,939,838
Freeport-McMoRan, Inc., 4.625%, 8/1/30		2,301,000	2,542,605
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,200,000	2,326,500
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)		380,000	419,565
Novelis Corp., 4.75%, 1/30/30(1)		1,283,000	1,335,924
Steel Dynamics, Inc., 3.45%, 4/15/30		405,000	435,878
Steel Dynamics, Inc., 3.25%, 1/15/31		1,890,000	2,011,139
Teck Resources Ltd., 3.90%, 7/15/30		720,000	765,814
Teck Resources Ltd., 6.25%, 7/15/41		1,200,000	1,525,217
			16,928,255
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,642,796
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,344,351
CenterPoint Energy, Inc., 4.25%, 11/1/28		1,020,000	1,154,263
Dominion Energy, Inc., 4.90%, 8/1/41		750,000	920,294
NiSource, Inc., 5.65%, 2/1/45		967,000	1,282,597
Sempra Energy, 3.25%, 6/15/27		770,000	833,656
WEC Energy Group, Inc., 1.375%, 10/15/27		1,240,000	1,206,971
			8,384,928
Multiline Retail — 0.1%
Kohl's Corp., 3.375%, 5/1/31		920,000	940,182
Marks & Spencer plc, 4.50%, 7/10/27	GBP	1,400,000	2,067,331
			3,007,513
Oil, Gas and Consumable Fuels — 2.0%
Aker BP ASA, 3.75%, 1/15/30(1)		$2,740,000	2,855,222
Aker BP ASA, 4.00%, 1/15/31(1)		650,000	689,427

		Principal Amount/Shares	Value
BP Capital Markets America, Inc., 2.94%, 6/4/51		$445,000	$405,300
Chevron Corp., 2.00%, 5/11/27		550,000	569,223
Diamondback Energy, Inc., 3.50%, 12/1/29		1,010,000	1,058,565
Ecopetrol SA, 5.875%, 5/28/45		2,060,000	2,196,588
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)		3,250,000	3,339,590
Energy Transfer LP, 3.60%, 2/1/23		949,000	987,629
Energy Transfer LP, 3.75%, 5/15/30		500,000	520,840
Energy Transfer LP, 4.90%, 3/15/35		450,000	493,476
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,598,151
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		1,525,000	1,517,428
Equinor ASA, 3.25%, 11/18/49		320,000	321,165
Exxon Mobil Corp., 1.57%, 4/15/23		900,000	922,841
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,500,000	4,412,152
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)		3,500,000	3,468,014
Geopark Ltd., 6.50%, 9/21/24		809,000	843,322
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	2,317,196
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)		1,083,000	1,104,503
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		890,000	1,185,399
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		3,500,000	3,597,650
MPLX LP, 4.50%, 4/15/38		188,000	206,721
Petroleos Mexicanos, 6.875%, 10/16/25(1)		640,000	699,494
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	5,801,100
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,248,559
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		760,000	783,672
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		2,185,000	2,508,447
Suncor Energy, Inc., 3.75%, 3/4/51		820,000	821,560
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		580,000	612,104
Williams Cos., Inc. (The), 4.55%, 6/24/24		1,040,000	1,148,601
			48,233,939
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	944,275

Pharmaceuticals — 0.4%
AdaptHealth LLC, 4.625%, 8/1/29(1)		1,525,000	1,519,746
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,800,000	2,201,836
Bristol-Myers Squibb Co., 2.55%, 11/13/50		$1,678,000	1,508,101
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,217,000	1,245,904
Viatris, Inc., 2.70%, 6/22/30(1)		991,000	980,078
Viatris, Inc., 4.00%, 6/22/50(1)		1,007,000	1,002,926
			8,458,591
Real Estate Management and Development — 0.3%
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)		3,293,000	3,264,186
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)		3,425,000	3,558,986
			6,823,172
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,007,000	1,164,881
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		550,000	560,595
CSX Corp., 3.25%, 6/1/27		475,000	519,017
DAE Funding LLC, 3.375%, 3/20/28(1)		1,145,000	1,145,844
Norfolk Southern Corp., 3.15%, 6/1/27		780,000	849,717

		Principal Amount/Shares	Value
Norfolk Southern Corp., 3.05%, 5/15/50		$460,000	$441,774
Union Pacific Corp., 2.40%, 2/5/30		910,000	925,382
Union Pacific Corp., MTN, 3.55%, 8/15/39		1,400,000	1,507,466
			7,114,676
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27		1,165,000	1,277,232
Microchip Technology, Inc., 2.67%, 9/1/23(1)		990,000	1,033,072
			2,310,304
Software — 0.1%
Microsoft Corp., 2.53%, 6/1/50		655,000	611,206
Oracle Corp., 4.00%, 7/15/46		1,200,000	1,255,505
			1,866,711
Specialty Retail — 0.4%
Home Depot, Inc. (The), 3.90%, 6/15/47		630,000	717,587
Home Depot, Inc. (The), 2.375%, 3/15/51		540,000	472,278
LBM Acquisition LLC, 6.25%, 1/15/29(1)		1,905,000	1,958,207
Lowe's Cos., Inc., 1.30%, 4/15/28		1,007,000	966,198
Lowe's Cos., Inc., 2.625%, 4/1/31		1,130,000	1,146,850
Magic Mergeco, Inc., 5.25%, 5/1/28(1)		2,015,000	2,042,706
Magic Mergeco, Inc., 7.875%, 5/1/29(1)		1,610,000	1,656,288
			8,960,114
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.65%, 2/8/51		1,895,000	1,762,510
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)		2,450,000	2,816,545
EMC Corp., 3.375%, 6/1/23		4,655,000	4,831,564
NCR Corp., 5.125%, 4/15/29(1)		2,700,000	2,781,000
Seagate HDD Cayman, 4.875%, 3/1/24		537,000	580,631
Western Digital Corp., 4.75%, 2/15/26		956,000	1,061,160
			13,833,410
Thrifts and Mortgage Finance — 0.4%
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	3,700,000	4,692,183
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)		$2,925,000	3,085,875
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		2,990,000	2,942,250
			10,720,308
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)		2,139,000	2,371,853
BOC Aviation Ltd., MTN, 1.75%, 1/21/26		2,000,000	1,972,418
			4,344,271
Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)		1,200,000	1,277,388
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,438,351
Wireless Telecommunication Services — 0.8%
Sprint Corp., 7.625%, 2/15/25		3,310,000	3,934,762
T-Mobile USA, Inc., 4.75%, 2/1/28		1,335,000	1,428,450
T-Mobile USA, Inc., 2.625%, 2/15/29		2,057,000	2,006,377
T-Mobile USA, Inc., 3.50%, 4/15/31		4,533,000	4,606,661
Vodafone Group plc, 4.375%, 2/19/43		960,000	1,092,625
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	3,000,000	4,080,669

		Principal Amount/Shares	Value
Vodafone Group plc, VRN, 2.625%, 8/27/80	EUR	1,000,000	$1,242,832
			18,392,376
TOTAL CORPORATE BONDS (Cost $652,195,839)			661,991,902
U.S. TREASURY SECURITIES — 7.0%
U.S. Treasury Bills, 0.03%, 10/7/21(5)(6)		$38,500,000	38,497,481
U.S. Treasury Bonds, 4.50%, 5/15/38		650,000	885,066
U.S. Treasury Bonds, 3.50%, 2/15/39		50,000	60,922
U.S. Treasury Bonds, 1.125%, 5/15/40		4,500,000	3,765,586
U.S. Treasury Bonds, 1.375%, 11/15/40		19,000,000	16,559,688
U.S. Treasury Bonds, 3.00%, 5/15/42		400,000	456,219
U.S. Treasury Bonds, 2.875%, 5/15/43		100,000	111,637
U.S. Treasury Bonds, 3.75%, 11/15/43		500,000	637,793
U.S. Treasury Bonds, 3.00%, 11/15/44		300,000	341,590
U.S. Treasury Bonds, 2.50%, 2/15/45		720,000	751,781
U.S. Treasury Bonds, 3.00%, 5/15/45		800,000	911,063
U.S. Treasury Bonds, 2.50%, 5/15/46		1,150,000	1,198,920
U.S. Treasury Bonds, 2.25%, 8/15/49		2,250,000	2,230,620
U.S. Treasury Bonds, 2.375%, 11/15/49		600,000	611,355
U.S. Treasury Bonds, 1.25%, 5/15/50		15,000,000	11,641,992
U.S. Treasury Bonds, 1.375%, 8/15/50		3,500,000	2,806,836
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		5,699,950	5,973,619
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30		10,227,400	11,215,420
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30		17,447,100	19,193,105
U.S. Treasury Notes, 0.75%, 4/30/26		40,000,000	39,814,062
U.S. Treasury Notes, 1.25%, 3/31/28		10,000,000	9,971,875
TOTAL U.S. TREASURY SECURITIES (Cost $173,712,506)			167,636,630
COLLATERALIZED LOAN OBLIGATIONS — 6.2%
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.43%, (3-month LIBOR plus 2.25%), 7/24/29(1)		4,500,000	4,489,970
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.09%, (3-month LIBOR plus 2.90%), 1/20/32(1)		8,850,000	8,953,456
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.58%, (3-month LIBOR plus 2.40%), 10/25/31(1)		4,625,000	4,639,427
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.74%, (3-month LIBOR plus 1.55%), 5/15/30(1)		3,690,000	3,701,316
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.79%, (3-month LIBOR plus 1.60%), 4/17/33(1)		5,650,000	5,682,167
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.64%, (3-month LIBOR plus 1.45%), 4/20/31(1)		4,700,000	4,687,380
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(1)		4,684,800	4,672,289
Dryden CLO Ltd., Series 2019-72A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.65%), 5/15/32(1)		4,050,000	4,066,861
Dryden Senior Loan Fund, Series 2017-50A, Class A1R, VRN, 1.18%, (3-month LIBOR plus 1.00%), 7/15/30(1)		3,800,000	3,800,000
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.05%), 4/15/33(1)		3,250,000	3,189,127
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.33%, (3-month LIBOR plus 3.15%), 4/15/33(1)		3,700,000	3,725,783
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.75%), 7/24/31(1)		5,400,000	5,441,824

	Principal Amount/Shares	Value
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.44%, (3-month LIBOR plus 2.25%), 1/17/34(1)	$3,275,000	$3,251,382
Elmwood CLO VIII Ltd., Series 2021-1A, Class D, VRN, 3.12%, (3-month LIBOR plus 3.00%), 1/20/34(1)	6,000,000	6,039,865
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(1)	3,950,000	3,954,569
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, VRN, 1.49%, (3-month LIBOR plus 1.30%), 10/20/32(1)	4,175,000	4,184,673
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.31%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,025,000	3,031,985
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(1)	3,750,000	3,767,641
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,994,452
Logan CLO I Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/20/34(1)(4)	5,000,000	5,000,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.60%), 1/15/33(1)	3,750,000	3,738,223
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(1)	3,750,000	3,738,003
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 10/18/31(1)	3,850,000	3,856,603
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	5,220,736
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.04%, (3-month LIBOR plus 2.85%), 1/20/31(1)	3,500,000	3,512,465
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.79%, (3-month LIBOR plus 2.60%), 1/20/33(1)	4,485,000	4,526,689
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 10/19/32(1)	3,750,000	3,756,442
OHA Credit Funding Ltd., Series 2021-9A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/19/35(1)(4)	4,000,000	4,000,000
OHA Credit Funding Ltd., Series 2021-9A, Class D, VRN, 3.13%, (3-month LIBOR plus 2.95%), 7/19/35(1)(4)	3,650,000	3,650,000
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.07%, (3-month LIBOR plus 2.90%), 2/20/34(1)	5,000,000	5,023,552
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(1)	5,100,000	5,109,081
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(1)	3,650,000	3,668,685
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	4,000,000	4,004,285
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 4/18/33(1)	4,750,000	4,769,782
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $147,842,815)		148,848,713
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	324,016	336,250

	Principal Amount/Shares	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.19%, 8/25/34	$720,548	$737,866
COLT Mortgage Loan Trust, Series 2020-1, Class M1 SEQ, VRN, 3.33%, 2/25/50(1)	4,851,000	4,918,851
COLT Mortgage Loan Trust, Series 2020-2, Class B1 SEQ, VRN, 5.25%, 3/25/65(1)	3,850,000	3,944,705
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.76%, (1-month LIBOR plus 3.65%), 2/25/40(1)	2,100,000	2,173,844
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.90%, 5/25/65(1)	4,482,000	4,736,924
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.28%, 5/25/65(1)	3,900,000	4,102,675
GCAT Trust, Series 2019-NQM2, Class M1, VRN, 3.31%, 9/25/59(1)	6,000,000	6,002,344
Homeward Opportunities Fund I Trust, Series 2019-2, Class M1, VRN, 3.29%, 9/25/59(1)	8,000,000	8,030,566
Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, VRN, 3.52%, 11/25/59(1)	3,135,000	3,193,977
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	246,473	253,804
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	449,062	454,054
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.20%, 11/25/35	31,732	31,711
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.78%, 2/25/35	399,303	402,635
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.78%, 2/25/35	205,317	207,671
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.51%, 8/25/55(1)	4,976,372	5,482,125
Radnor Re Ltd., Series 2018-1, Class M2, VRN, 2.81%, (1-month LIBOR plus 2.70%), 3/25/28(1)	12,500,000	12,510,972
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	306,421	306,856
Starwood Mortgage Residential Trust, Series 2020-2 Class B2E, 3.00%, 4/25/60(1)	5,000,000	5,160,020
Starwood Mortgage Residential Trust, Series 2020-3, Class M1 SEQ, VRN, 3.54%, 4/25/65(1)	3,529,000	3,636,103
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.43%, 7/25/34	627,458	646,795
Verus Securitization Trust, Series 2021-2, Class A3, VRN, 1.55%, 2/25/66(1)	3,500,000	3,509,460
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.63%, 4/25/36	12	12
		70,780,220
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 11/25/23	2,314,738	2,360,440
FHLMC, Series 2014-DN2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.60%), 4/25/24	2,910,996	2,907,568
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.86%, (1-month LIBOR plus 4.75%), 10/25/24	1,028,387	1,039,561
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.36%, (1-month LIBOR plus 3.25%), 5/25/25	1,379,124	1,400,649
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.11%, (1-month LIBOR plus 5.00%), 12/25/28	4,056,981	4,302,970

	Principal Amount/Shares	Value
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.46%, (1-month LIBOR plus 1.35%), 3/25/29	$102,415	$102,559
FHLMC, Series 2018-DNA3, Class M2, VRN, 2.21%, (1-month LIBOR plus 2.10%), 9/25/48(1)	5,500,000	5,569,434
FNMA, Series 2013-C01, Class M2, VRN, 5.36%, (1-month LIBOR plus 5.25%), 10/25/23	4,275,536	4,459,657
FNMA, Series 2014-C02, Class 1M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	2,339,481	2,341,654
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	2,921,890	2,954,023
FNMA, Series 2014-C03, Class 1M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 7/25/24	594,862	599,546
FNMA, Series 2015-C03, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	4,788,877	4,908,942
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	1,757,042	1,865,597
FNMA, Series 2016-C03, Class 2M2, VRN, 6.01%, (1-month LIBOR plus 5.90%), 10/25/28	867,840	919,522
FNMA, Series 2016-C06, Class 1M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 4/25/29	4,074,914	4,253,537
FNMA, Series 2017-C03, Class 1M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 10/25/29	4,936,649	5,078,287
FNMA, Series 2017-C06, Class 2M2, VRN, 2.91%, (1-month LIBOR plus 2.80%), 2/25/30	2,839,366	2,899,607
FNMA, Series 2018-C04, Class 2M2, VRN, 2.66%, (1-month LIBOR plus 2.55%), 12/25/30	3,991,733	4,077,740
		52,041,293
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,626,782)		122,821,513
ASSET-BACKED SECURITIES — 3.4%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	921,536	944,407
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,223,632	1,283,396
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)	5,000,000	5,004,004
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(1)	4,057,000	4,074,213
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	13,400,000	13,650,283
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	2,168,447	2,331,573
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	3,200,000	3,229,298
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	3,225,539	3,309,225
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(1)	8,926,272	8,910,590
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	3,299,190	3,343,216
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	211,903	212,376
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	4,495,855	4,516,996
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	3,000,000	3,045,614

	Principal Amount/Shares	Value
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	$7,500,000	$7,423,792
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	512,583	520,147
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	236,433	245,982
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	2,281,832	2,369,056
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	2,196,047	2,257,170
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	2,566,891	2,595,145
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,788,612	2,897,916
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	6,500,000	6,576,953
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,866,757	1,877,969
TOTAL ASSET-BACKED SECURITIES (Cost $79,665,967)		80,619,321
PREFERRED STOCKS — 2.7%
Automobiles — 0.3%
Volkswagen International Finance NV, 3.875%	4,500,000	5,981,216
Banks — 0.1%
Banque Federative du Credit Mutuel SA, MTN, 0.00%	800,000	922,854
BNP Paribas SA, 4.625%(1)	2,420,000	2,462,350
		3,385,204
Diversified Telecommunication Services — 0.3%
Orange SA, MTN, 2.375%	1,000,000	1,269,162
Telefonica Europe BV, 2.50%	700,000	855,760
Telefonica Europe BV, 2.875%	700,000	859,619
Telefonica Europe BV, 3.00%	3,200,000	3,965,527
		6,950,068
Electric Utilities — 0.3%
Electricite de France SA, 3.375%	2,000,000	2,561,081
Enel SpA, 2.25%	1,900,000	2,400,064
SSE plc, 3.125%	2,600,000	3,375,898
		8,337,043
Hotels, Restaurants and Leisure — 0.1%
Accor SA, 2.625%	1,600,000	1,863,487
Insurance — 0.9%
Allianz SE, 3.375%	2,100,000	2,764,573
Assicurazioni Generali SpA, MTN, 4.60%	3,900,000	5,260,579
AXA SA, MTN, 6.69%	1,230,000	2,087,758
BNP Paribas Cardif SA, 4.03%	3,100,000	4,239,712
Credit Agricole Assurances SA, 4.25%	3,300,000	4,437,882
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	3,061,753
		21,852,257
Oil, Gas and Consumable Fuels — 0.5%
Eni SpA, 3.375%	4,300,000	5,486,057
TOTAL SE, MTN, 2.625%	3,292,000	4,188,661
Wintershall Dea Finance 2 BV, 3.00%	1,400,000	1,646,992
		11,321,710

	Principal Amount/Shares	Value
Trading Companies and Distributors — 0.2%
Air Lease Corp., 4.65%	3,660,000	$3,742,350
TOTAL PREFERRED STOCKS (Cost $59,617,273)		63,433,335
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 2.51%, (1-year H15T1Y plus 2.25%), 9/1/35	$613,389	655,086
FHLMC, VRN, 2.60%, (12-month LIBOR plus 1.77%), 2/1/38	1,863	1,982
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.87%), 6/1/38	743	776
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	698,630	727,999
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	329,233	343,438
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	343,295	358,064
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	657,782	685,798
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	1,271	1,344
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	32,163	33,505
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,467,844	1,535,772
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	893,811	935,855
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	1,181,551	1,239,821
		6,519,440
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, 6.00%, 2/1/38	1,169	1,393
FHLMC, 4.00%, 12/1/40	3,236	3,575
FHLMC, 4.00%, 10/1/48	2,775,040	2,981,395
FNMA, 5.00%, 7/1/31	12,848	14,587
FNMA, 5.50%, 5/1/33	3,792	4,344
FNMA, 5.00%, 9/1/33	519,755	599,115
FNMA, 5.00%, 11/1/33	3,167	3,573
FNMA, 5.00%, 9/1/35	8,385	9,599
FNMA, 6.00%, 4/1/37	4,765	5,670
FNMA, 6.00%, 7/1/37	5,670	6,740
FNMA, 6.00%, 8/1/37	3,349	3,987
FNMA, 5.50%, 1/1/39	6,692	7,824
FNMA, 5.50%, 3/1/39	777	909
FNMA, 4.50%, 5/1/39	948,234	1,065,361
FNMA, 5.00%, 8/1/39	2,189	2,534
FNMA, 4.50%, 3/1/40	966,241	1,077,984
FNMA, 5.00%, 8/1/40	519,540	588,263
FNMA, 3.50%, 10/1/40	1,316,938	1,434,155
FNMA, 3.50%, 12/1/40	15,731	17,125
FNMA, 4.50%, 9/1/41	8,320	9,287
FNMA, 3.50%, 12/1/41	79,186	86,281
FNMA, 3.50%, 5/1/42	27,990	30,661
FNMA, 3.50%, 6/1/42	15,199	16,654
FNMA, 3.50%, 8/1/42	102,164	111,635
FNMA, 3.50%, 9/1/42	9,063	9,900
FNMA, 3.50%, 12/1/42	146,156	160,155
FNMA, 4.00%, 2/1/46	206,060	225,123
FNMA, 3.50%, 7/1/47	5,079,523	5,436,192
FNMA, 4.50%, 7/1/48	1,043,815	1,143,542

	Principal Amount/Shares	Value
GNMA, 3.00%, TBA	$30,000,000	$31,394,532
GNMA, 6.00%, 7/15/33	2,410	2,875
GNMA, 5.00%, 3/20/36	16,062	18,393
GNMA, 5.50%, 1/15/39	2,558	2,997
GNMA, 5.50%, 9/15/39	10,781	12,468
GNMA, 4.50%, 10/15/39	4,219	4,797
GNMA, 5.00%, 10/15/39	6,491	7,516
GNMA, 4.50%, 1/15/40	4,371	4,935
GNMA, 4.00%, 12/15/40	5,807	6,376
GNMA, 4.50%, 12/15/40	21,213	24,117
GNMA, 4.50%, 7/20/41	829,458	931,257
GNMA, 3.50%, 6/20/42	3,125,939	3,381,528
GNMA, 3.50%, 4/20/45	19,016	20,485
GNMA, 4.00%, 9/20/45	45,155	49,721
GNMA, 3.50%, 3/15/46	483,253	520,064
GNMA, 2.50%, 7/20/46	2,900,162	3,040,824
GNMA, 2.50%, 8/20/46	97,879	102,526
GNMA, 2.50%, 2/20/47	449,922	471,236
		55,054,210
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $60,758,067)		61,573,650
EXCHANGE-TRADED FUNDS — 0.9%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $23,258,264)	730,000	22,710,300
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$605,000	895,874
California State University Rev., 2.98%, 11/1/51	825,000	823,834
Chicago GO, 7.05%, 1/1/29	385,000	447,647
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	37,341
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	728,174
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	565,000	571,716
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	1,127,620
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	75,000	98,372
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	275,333
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	221,760
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	160,321
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	359,065
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	67,737
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	839,898
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	183,038
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	537,998
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	900,000	916,707
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	277,744
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	271,328
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	374,162
State of California GO, 4.60%, 4/1/38	120,000	139,103

	Principal Amount/Shares	Value
State of California GO, 7.55%, 4/1/39	$410,000	$675,329
State of California GO, 7.30%, 10/1/39	595,000	921,346
State of California GO, 7.60%, 11/1/40	20,000	33,918
TOTAL MUNICIPAL SECURITIES (Cost $10,638,228)		10,985,365
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class E, VRN, 3.67%, 3/11/44(1) (Cost $4,821,746)	5,000,000	4,858,393
TEMPORARY CASH INVESTMENTS(7) — 6.6%
BNP Paribas SA, 0.00%, 5/3/21(6)	40,000,000	39,999,817
Credit Agricole Corporate and Investment Bank, 0.03%, 5/3/21(1)(6)	116,240,000	116,239,564
TOTAL TEMPORARY CASH INVESTMENTS (Cost $156,240,000)		156,239,381
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $2,392,527,299)		2,439,980,979
OTHER ASSETS AND LIABILITIES — (2.5)%		(58,551,215)
TOTAL NET ASSETS — 100.0%		$2,381,429,764

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,587,942	AUD	23,903,632	Bank of America N.A.	6/16/21	$170,161
USD	749,732	AUD	983,140	Bank of America N.A.	6/16/21	(7,779)
USD	1,498,574	AUD	1,965,640	Bank of America N.A.	6/16/21	(15,954)
BRL	32,996,392	USD	5,879,090	Goldman Sachs & Co.	6/16/21	171,949
BRL	32,831,640	USD	5,725,783	Goldman Sachs & Co.	6/16/21	295,043
BRL	13,132,656	USD	2,300,061	Goldman Sachs & Co.	6/16/21	108,270
USD	5,907,509	BRL	32,996,392	Goldman Sachs & Co.	6/16/21	(143,530)
CAD	5,084,801	USD	4,048,731	Morgan Stanley	6/16/21	88,494
USD	32,022,521	CAD	40,232,135	Morgan Stanley	6/16/21	(712,169)
USD	7,674,588	CAD	9,651,697	Morgan Stanley	6/16/21	(178,471)
USD	19,512,320	CHF	18,004,213	Morgan Stanley	6/16/21	(224,380)
USD	2,972,562	CLP	2,129,602,943	Goldman Sachs & Co.	6/16/21	(23,034)
USD	234,117,372	CNY	1,532,017,258	Goldman Sachs & Co.	6/16/21	(1,718,185)
USD	10,108,823	CNY	66,718,233	Goldman Sachs & Co.	6/16/21	(161,643)
USD	8,702,379	COP	30,856,809,941	Goldman Sachs & Co.	6/16/21	498,770
CZK	61,543,450	USD	2,777,858	UBS AG	6/16/21	83,277
USD	6,532,812	CZK	142,755,001	UBS AG	6/16/21	(103,823)
USD	35,650,672	DKK	220,987,822	UBS AG	6/16/21	(102,487)
USD	3,141,988	DKK	19,476,238	UBS AG	6/16/21	(9,033)
EUR	983,587	USD	1,179,247	JPMorgan Chase Bank N.A.	5/19/21	3,614
EUR	9,996,340	USD	12,088,555	JPMorgan Chase Bank N.A.	5/19/21	(66,960)
EUR	9,644,686	USD	11,668,295	JPMorgan Chase Bank N.A.	5/19/21	(69,600)
USD	370,379,450	EUR	309,262,913	JPMorgan Chase Bank N.A.	5/19/21	(1,540,002)
USD	1,675,486	EUR	1,386,472	JPMorgan Chase Bank N.A.	5/19/21	8,116
GBP	2,089,018	USD	2,906,304	Bank of America N.A.	6/16/21	(20,975)
GBP	626,272	USD	869,847	Bank of America N.A.	6/16/21	(4,846)
GBP	623,790	USD	867,689	Bank of America N.A.	6/16/21	(6,117)
GBP	1,863,268	USD	2,557,587	Bank of America N.A.	6/16/21	15,938
GBP	1,192,128	USD	1,641,119	Bank of America N.A.	6/16/21	5,435

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,400,000	USD	3,303,800	Bank of America N.A.	6/16/21	$11,054
USD	58,644,901	GBP	41,936,843	Bank of America N.A.	6/16/21	722,187
USD	9,539,632	GBP	6,913,624	Bank of America N.A.	6/16/21	(9,391)
HUF	854,468,113	USD	2,828,615	UBS AG	6/16/21	23,349
USD	2,801,465	HUF	855,006,987	UBS AG	6/16/21	(52,299)
USD	4,240,816	IDR	61,483,348,480	Goldman Sachs & Co.	6/16/21	12,977
ILS	9,474,048	USD	2,849,852	UBS AG	6/16/21	68,034
USD	2,870,280	ILS	9,481,969	UBS AG	6/16/21	(50,046)
USD	5,798,137	INR	436,588,155	Goldman Sachs & Co.	6/16/21	(49,856)
JPY	324,781,379	USD	3,006,038	Bank of America N.A.	5/19/21	(34,045)
USD	5,885,688	JPY	639,390,165	Bank of America N.A.	5/19/21	34,789
USD	161,574,859	JPY	17,574,457,022	Bank of America N.A.	5/19/21	755,421
KRW	3,044,900,164	USD	2,697,586	Goldman Sachs & Co.	6/16/21	26,092
USD	2,910,182	KRW	3,293,744,190	Goldman Sachs & Co.	6/16/21	(36,088)
KZT	938,967,588	USD	2,204,926	Goldman Sachs & Co.	6/16/21	(38,863)
MXN	53,367,423	USD	2,557,160	Goldman Sachs & Co.	6/16/21	64,881
USD	3,470,179	MXN	72,620,098	Goldman Sachs & Co.	6/16/21	(97,782)
USD	3,883,719	MXN	77,959,826	Goldman Sachs & Co.	6/16/21	53,407
MYR	18,386,175	USD	4,499,798	Goldman Sachs & Co.	6/16/21	(22,395)
USD	7,263,215	MYR	29,938,972	Goldman Sachs & Co.	6/16/21	(27,526)
USD	5,836,834	NOK	49,122,798	UBS AG	6/16/21	(64,874)
NZD	17,986,636	USD	12,566,183	Bank of America N.A.	6/16/21	303,005
NZD	17,462,083	USD	12,573,403	Bank of America N.A.	6/16/21	(79,526)
NZD	14,354,581	USD	10,386,082	Bank of America N.A.	6/16/21	(115,579)
USD	41,048,542	NZD	56,906,350	Bank of America N.A.	6/16/21	332,839
USD	6,452,909	NZD	9,009,548	Bank of America N.A.	6/16/21	6,702
USD	3,689,525	NZD	5,143,198	Bank of America N.A.	6/16/21	9,638
PEN	18,463,652	USD	5,002,209	Goldman Sachs & Co.	6/16/21	(121,050)
USD	7,525,924	PEN	28,252,318	Goldman Sachs & Co.	6/16/21	56,977
USD	3,904,316	PEN	15,002,335	Goldman Sachs & Co.	6/16/21	(61,788)
USD	3,493,187	PEN	13,427,460	Goldman Sachs & Co.	6/16/21	(56,575)
USD	1,937,030	PEN	7,346,186	Goldman Sachs & Co.	6/16/21	(5,050)
USD	8,042,406	PHP	393,394,276	Goldman Sachs & Co.	6/16/21	(54,834)
USD	4,882,728	PLN	18,676,921	UBS AG	6/16/21	(43,351)
USD	2,615,491	RUB	193,742,507	Goldman Sachs & Co.	6/16/21	52,438
USD	378,903	SEK	3,200,786	UBS AG	6/16/21	660
USD	2,374,582	SEK	20,182,523	UBS AG	6/16/21	(10,430)
USD	3,654,822	SGD	4,902,030	Bank of America N.A.	6/16/21	(28,294)
USD	22,035,093	THB	675,992,590	Goldman Sachs & Co.	6/16/21	330,679
TRY	44,263,176	USD	5,796,265	UBS AG	6/16/21	(565,842)
USD	5,176,980	TRY	44,263,176	UBS AG	6/16/21	(53,443)
ZAR	768,418	USD	51,238	UBS AG	6/17/21	1,427
USD	15,135,693	ZAR	222,918,479	UBS AG	6/17/21	(142,444)
						$(2,614,736)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	815	June 2021	$132,012,963	$(252,811)
Euro-Buxl 30-Year Bonds	36	June 2021	8,738,432	(255,421)
Euro-OAT 10-Year Bonds	220	June 2021	42,448,790	(397,277)
Japanese 10-Year Government Bonds	67	June 2021	92,778,662	180,099
Japanese 10-Year Mini Government Bonds	76	June 2021	10,520,670	34,022
Korean Treasury 10-Year Bonds	355	June 2021	40,036,634	77,719
U.K. Gilt 10-Year Bonds	392	June 2021	69,116,888	(695,930)
U.S. Treasury 2-Year Notes	445	June 2021	98,237,226	(87,915)
			$493,890,265	$(1,397,514)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	137	June 2021	$28,000,394	$215,529
U.S. Treasury 10-Year Notes	1,298	June 2021	171,376,563	120,160
U.S. Treasury 10-Year Ultra Notes	891	June 2021	129,682,266	1,432,069
U.S. Treasury Long Bonds	227	June 2021	35,695,750	533,627
			$364,754,973	$2,301,385
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$30,038,000	$(456,207)	$(2,671,395)	$(3,127,602)
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$139,000,000	(11,641,743)	(2,900,108)	(14,541,851)
Markit CDX North America Investment Grade Index Series 34	Buy	(1.00)%	6/20/25	$27,000,000	414,958	(975,517)	(560,559)
					$(11,682,992)	$(6,547,020)	$(18,230,012)

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	6.53%	1/2/23	BRL	281,773,689	$340,072

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(554)	$232,112	$231,558
CPURNSA	Receive	2.34%	2/5/26	$22,500,000	637	468,948	469,585
CPURNSA	Receive	2.33%	2/8/26	$22,500,000	637	473,305	473,942
CPURNSA	Receive	2.36%	2/9/26	$22,500,000	637	445,332	445,969
CPURNSA	Receive	2.30%	2/24/26	$23,000,000	640	508,867	509,507
CPURNSA	Receive	2.29%	2/24/26	$23,000,000	641	522,565	523,206
CPURNSA	Receive	1.87%	11/25/29	$19,500,000	(711)	1,275,441	1,274,730
CPURNSA	Receive	2.40%	2/9/31	$22,500,000	743	428,097	428,840
					$2,670	$4,354,667	$4,357,337

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation	KRW	-	South Korean Won
AUD	-	Australian Dollar	KZT	-	Kazakhstani Tenge
BRL	-	Brazilian Real	LIBOR	-	London Interbank Offered Rate
BZDIOVRA	-	Brazil Interbank Deposit Rate	MTN	-	Medium Term Note
CAD	-	Canadian Dollar	MXN	-	Mexican Peso
CDX	-	Credit Derivatives Indexes	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CNY	-	Chinese Yuan	PEN	-	Peruvian Sol
COP	-	Colombian Peso	PHP	-	Philippine Peso
CPI	-	Consumer Price Index	PLN	-	Polish Zloty
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	RUB	-	Russian Ruble
			SEK	-	Swedish Krona
CZK	-	Czech Koruna	SEQ	-	Sequential Payer
DKK	-	Danish Krone	SGD	-	Singapore Dollar
EUR	-	Euro	TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association	THB	-	Thai Baht
			TRY	-	Turkish Lira
GO	-	General Obligation	USD	-	United States Dollar
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
			ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $817,060,075, which represented 34.3% of total net assets. Of these securities, 3.6% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is a zero-coupon bond.
(3)Perpetual maturity with no stated maturity date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,578,588.
(6)The rate indicated is the yield to maturity at purchase.
(7)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $300,000.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,392,527,299)	$2,439,980,979
Foreign currency holdings, at value (cost of $50,559)	26,712
Foreign deposits with broker for futures contracts, at value (cost of $860,794)	870,374
Receivable for investments sold	23,773,802
Receivable for capital shares sold	735,287
Receivable for variation margin on futures contracts	6,003
Receivable for variation margin on swap agreements	166,855
Unrealized appreciation on forward foreign currency exchange contracts	4,315,623
Swap agreements, at value	340,072
Interest and dividends receivable	18,971,658
2,489,187,365

Liabilities
Disbursements in excess of demand deposit cash	58,572
Payable for collateral received for swap agreements	300,000
Payable for investments purchased	99,312,356
Payable for capital shares redeemed	57,083
Payable for variation margin on futures contracts	751,674
Payable for variation margin on swap agreements	69,626
Unrealized depreciation on forward foreign currency exchange contracts	6,930,359
Accrued management fees	238,161
Distribution and service fees payable	1,023
Accrued foreign taxes	38,747
107,757,601

Net Assets	$2,381,429,764

Net Assets Consist of:
Capital paid in	$2,334,602,749
Distributable earnings	46,827,015
$2,381,429,764

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$294,925,308	28,377,038	$10.39
I Class	$20,025,755	1,921,285	$10.42
Y Class	$54,309,373	5,204,170	$10.44
A Class	$1,811,316	175,130	$10.34*
C Class	$640,052	62,740	$10.20
R Class	$279,873	27,192	$10.29
R5 Class	$15,612,947	1,498,637	$10.42
R6 Class	$7,764,168	745,243	$10.42
G Class	$1,986,060,972	189,935,725	$10.46
*Maximum offering price $10.83 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $92,595)	$23,170,961
Dividends	690,417
23,861,378

Expenses:
Management fees	6,861,363
Distribution and service fees:
A Class	2,365
C Class	3,397
R Class	735
Trustees' fees and expenses	75,029
Other expenses	4,673
6,947,562
Fees waived(1)	(5,474,086)
1,473,476

Net investment income (loss)	22,387,902

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,895,860
Forward foreign currency exchange contract transactions	(17,432,678)
Futures contract transactions	3,102,009
Swap agreement transactions	(6,106,509)
Foreign currency translation transactions	617,238
(2,924,080)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(1,046))	(5,203,999)
Forward foreign currency exchange contracts	(6,415,188)
Futures contracts	(395,995)
Swap agreements	2,237,185
Translation of assets and liabilities in foreign currencies	(82,391)
(9,860,388)

Net realized and unrealized gain (loss)	(12,784,468)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,603,434

(1)Amount consists of $56,069, $3,343, $9,700, $378, $136, $59, $3,144, $1,591 and $5,399,666 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$22,387,902	$29,712,258
Net realized gain (loss)	(2,924,080)	(13,296,212)
Change in net unrealized appreciation (depreciation)	(9,860,388)	15,728,899
Net increase (decrease) in net assets resulting from operations	9,603,434	32,144,945

Distributions to Shareholders
From earnings:
Investor Class	(846,117)	(6,442,817)
I Class	(51,424)	(405,704)
Y Class	(172,592)	(789,597)
A Class	(5,640)	(34,296)
C Class	(2,138)	(8,313)
R Class	(903)	(2,675)
R5 Class	(59,410)	(510,969)
R6 Class	(32,582)	(191,492)
G Class	(12,685,062)	(33,969,939)
Decrease in net assets from distributions	(13,855,868)	(42,355,802)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	435,194,764	636,572,804

Net increase (decrease) in net assets	430,942,330	626,361,947

Net Assets
Beginning of period	1,950,487,434	1,324,125,487
End of period	$2,381,429,764	$1,950,487,434

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 58% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule

12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2021, the investment advisor agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2022 and cannot terminate it prior to such date without the approval of the Board of Trustees. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2021 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.83%	0.79%
I Class	0.73%	0.69%
Y Class	0.63%	0.59%
A Class	0.83%	0.79%
C Class	0.83%	0.79%
R Class	0.83%	0.79%
R5 Class	0.63%	0.59%
R6 Class	0.58%	0.54%
G Class	0.58%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2021 totaled $1,893,834,533, of which $754,110,290 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 totaled $1,640,839,126, of which $755,233,077 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,166,781	$33,091,157	2,901,386	$29,829,893
Issued in reinvestment of distributions	80,044	845,266	628,783	6,435,572
Redeemed	(298,910)	(3,125,724)	(4,647,767)	(47,204,255)
	2,947,915	30,810,699	(1,117,598)	(10,938,790)
I Class
Sold	596,152	6,228,487	935,486	9,616,163
Issued in reinvestment of distributions	4,772	50,486	37,501	384,558
Redeemed	(222,038)	(2,329,553)	(1,038,427)	(10,755,512)
	378,886	3,949,420	(65,440)	(754,791)
Y Class
Sold	1,152,291	12,111,643	1,768,289	18,254,229
Issued in reinvestment of distributions	16,298	172,592	76,907	789,597
Redeemed	(91,681)	(963,833)	(487,011)	(5,011,517)
	1,076,908	11,320,402	1,358,185	14,032,309
A Class
Sold	9,108	95,245	64,527	665,103
Issued in reinvestment of distributions	504	5,302	3,136	32,005
Redeemed	(32,750)	(342,592)	(56,234)	(578,290)
	(23,138)	(242,045)	11,429	118,818
C Class
Sold	419	4,310	9,715	96,605
Issued in reinvestment of distributions	191	1,986	647	6,553
Redeemed	(6,888)	(70,832)	(41,877)	(421,013)
	(6,278)	(64,536)	(31,515)	(317,855)
R Class
Sold	4,552	47,316	17,363	176,841
Issued in reinvestment of distributions	50	519	263	2,675
Redeemed	(5,889)	(60,794)	(5,071)	(51,995)
	(1,287)	(12,959)	12,555	127,521
R5 Class
Sold	1,197	12,526	11,015	113,608
Issued in reinvestment of distributions	5,621	59,410	49,872	510,969
Redeemed	(42,824)	(451,462)	(492,500)	(4,993,872)
	(36,006)	(379,526)	(431,613)	(4,369,295)
R6 Class
Sold	87,792	921,146	239,879	2,476,324
Issued in reinvestment of distributions	3,083	32,582	18,687	191,492
Redeemed	(124,414)	(1,305,170)	(170,356)	(1,744,967)
	(33,539)	(351,442)	88,210	922,849
G Class
Sold	38,637,803	407,607,123	77,670,330	810,254,412
Issued in reinvestment of distributions	1,197,834	12,685,062	3,309,225	33,969,939
Redeemed	(2,857,953)	(30,127,434)	(20,070,888)	(206,472,313)
	36,977,684	390,164,751	60,908,667	637,752,038
Net increase (decrease)	41,281,145	$435,194,764	60,732,880	$636,572,804

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$938,262,476	—
Corporate Bonds	—	661,991,902	—
U.S. Treasury Securities	—	167,636,630	—
Collateralized Loan Obligations	—	148,848,713	—
Collateralized Mortgage Obligations	—	122,821,513	—
Asset-Backed Securities	—	80,619,321	—
Preferred Stocks	—	63,433,335	—
U.S. Government Agency Mortgage-Backed Securities	—	61,573,650	—
Exchange-Traded Funds	$22,710,300	—	—
Municipal Securities	—	10,985,365	—
Commercial Mortgage-Backed Securities	—	4,858,393	—
Temporary Cash Investments	—	156,239,381	—
	$22,710,300	$2,417,270,679	—
Other Financial Instruments
Futures Contracts	$2,085,856	$507,369	—
Swap Agreements	—	4,697,409	—
Forward Foreign Currency Exchange Contracts	—	4,315,623	—
	$2,085,856	$9,520,401	—

Liabilities
Other Financial Instruments
Futures Contracts	$87,915	$1,601,439	—
Swap Agreements	—	18,230,012	—
Forward Foreign Currency Exchange Contracts	—	6,930,359	—
	$87,915	$26,761,810	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $170,073,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,207,805,408.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $327,299,275 futures contracts purchased and $211,029,125 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $85,197,398.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $94,250,000.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$166,855	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	4,315,623	Unrealized depreciation on forward foreign currency exchange contracts	$6,930,359
Interest Rate Risk	Receivable for variation margin on futures contracts*	6,003	Payable for variation margin on futures contracts*	751,674
Interest Rate Risk	Swap agreements	340,072	Swap agreements	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	69,626
		$4,828,553		$7,751,659

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(5,217,145)	Change in net unrealized appreciation (depreciation) on swap agreements	$(3,037,620)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(17,432,678)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(6,415,188)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	3,102,009	Change in net unrealized appreciation (depreciation) on futures contracts	(395,995)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(889,364)	Change in net unrealized appreciation (depreciation) on swap agreements	859,258
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	4,415,547
		$(20,437,178)		$(4,573,998)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,393,637,382
Gross tax appreciation of investments	$68,602,080
Gross tax depreciation of investments	(22,258,483)
Net tax appreciation (depreciation) of investments	$46,343,597
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.40	0.07	(0.05)	0.02	—	(0.03)	(0.03)	$10.39	0.20%	0.80%(4)	0.84%(4)	1.33%(4)	1.29%(4)	76%	$294,925
2020	$10.44	0.15	0.05	0.20	(0.24)	—	(0.24)	$10.40	1.96%	0.83%	0.84%	1.46%	1.45%	106%	$264,352
2019	$10.03	0.21	0.78	0.99	(0.58)	—	(0.58)	$10.44	10.36%	0.84%	0.84%	2.10%	2.10%	46%	$277,044
2018	$10.36	0.23	(0.36)	(0.13)	(0.17)	(0.03)	(0.20)	$10.03	(1.33)%	0.84%	0.93%	2.26%	2.17%	78%	$299,230
2017	$10.28	0.13	0.09	0.22	(0.11)	(0.03)	(0.14)	$10.36	2.23%	0.84%	0.96%	1.32%	1.20%	130%	$294,535
2016	$9.86	0.12	0.34	0.46	(0.04)	—	(0.04)	$10.28	4.72%	0.84%	0.96%	1.18%	1.06%	106%	$263,312
I Class
2021(3)	$10.42	0.08	(0.05)	0.03	—(5)	(0.03)	(0.03)	$10.42	0.32%	0.70%(4)	0.74%(4)	1.43%(4)	1.39%(4)	76%	$20,026
2020	$10.47	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.42	2.01%	0.73%	0.74%	1.56%	1.55%	106%	$16,077
2019	$10.06	0.22	0.78	1.00	(0.59)	—	(0.59)	$10.47	10.44%	0.74%	0.74%	2.20%	2.20%	46%	$16,830
2018	$10.38	0.24	(0.35)	(0.11)	(0.18)	(0.03)	(0.21)	$10.06	(1.16)%	0.74%	0.83%	2.36%	2.27%	78%	$10,569
2017(6)	$10.14	0.09	0.15	0.24	—	—	—	$10.38	2.37%	0.74%(4)	0.86%(4)	1.51%(4)	1.39%(4)	130%(7)	$11,856

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.44	0.08	(0.04)	0.04	(0.01)	(0.03)	(0.04)	$10.44	0.37%	0.60%(4)	0.64%(4)	1.53%(4)	1.49%(4)	76%	$54,309
2020	$10.49	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.44	2.15%	0.63%	0.64%	1.66%	1.65%	106%	$43,071
2019	$10.07	0.22	0.80	1.02	(0.60)	—	(0.60)	$10.49	10.65%	0.64%	0.64%	2.30%	2.30%	46%	$29,035
2018	$10.39	0.27	(0.38)	(0.11)	(0.18)	(0.03)	(0.21)	$10.07	(1.09)%	0.64%	0.73%	2.46%	2.37%	78%	$7,891
2017(6)	$10.14	0.09	0.16	0.25	—	—	—	$10.39	2.47%	0.64%(4)	0.76%(4)	1.59%(4)	1.47%(4)	130%(7)	$5
A Class
2021(3)	$10.36	0.06	(0.05)	0.01	—	(0.03)	(0.03)	$10.34	0.11%	1.05%(4)	1.09%(4)	1.08%(4)	1.04%(4)	76%	$1,811
2020	$10.39	0.12	0.05	0.17	(0.20)	—	(0.20)	$10.36	1.69%	1.08%	1.09%	1.21%	1.20%	106%	$2,054
2019	$9.98	0.18	0.78	0.96	(0.55)	—	(0.55)	$10.39	10.12%	1.09%	1.09%	1.85%	1.85%	46%	$1,941
2018	$10.31	0.20	(0.36)	(0.16)	(0.14)	(0.03)	(0.17)	$9.98	(1.59)%	1.09%	1.18%	2.01%	1.92%	78%	$1,753
2017	$10.24	0.10	0.09	0.19	(0.09)	(0.03)	(0.12)	$10.31	1.88%	1.09%	1.21%	1.07%	0.95%	130%	$2,157
2016	$9.83	0.09	0.36	0.45	(0.04)	—	(0.04)	$10.24	4.55%	1.09%	1.21%	0.93%	0.81%	106%	$9,284

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$10.26	0.02	(0.05)	(0.03)	—	(0.03)	(0.03)	$10.20	(0.28)%	1.80%(4)	1.84%(4)	0.33%(4)	0.29%(4)	76%	$640
2020	$10.25	0.05	0.05	0.10	(0.09)	—	(0.09)	$10.26	0.97%	1.83%	1.84%	0.46%	0.45%	106%	$708
2019	$9.85	0.11	0.76	0.87	(0.47)	—	(0.47)	$10.25	9.27%	1.84%	1.84%	1.10%	1.10%	46%	$1,030
2018	$10.17	0.12	(0.34)	(0.22)	(0.07)	(0.03)	(0.10)	$9.85	(2.27)%	1.84%	1.93%	1.26%	1.17%	78%	$1,196
2017	$10.10	0.03	0.08	0.11	(0.01)	(0.03)	(0.04)	$10.17	1.13%	1.84%	1.96%	0.32%	0.20%	130%	$1,824
2016	$9.75	0.02	0.34	0.36	(0.01)	—	(0.01)	$10.10	3.72%	1.84%	1.96%	0.18%	0.06%	106%	$4,646
R Class
2021(3)	$10.32	0.04	(0.04)	—	—	(0.03)	(0.03)	$10.29	0.01%	1.30%(4)	1.34%(4)	0.83%(4)	0.79%(4)	76%	$280
2020	$10.34	0.10	0.04	0.14	(0.16)	—	(0.16)	$10.32	1.42%	1.33%	1.34%	0.96%	0.95%	106%	$294
2019	$9.94	0.15	0.77	0.92	(0.52)	—	(0.52)	$10.34	9.77%	1.34%	1.34%	1.60%	1.60%	46%	$165
2018	$10.26	0.17	(0.34)	(0.17)	(0.12)	(0.03)	(0.15)	$9.94	(1.75)%	1.34%	1.43%	1.76%	1.67%	78%	$97
2017	$10.19	0.09	0.07	0.16	(0.06)	(0.03)	(0.09)	$10.26	1.63%	1.34%	1.46%	0.82%	0.70%	130%	$146
2016	$9.80	0.07	0.35	0.42	(0.03)	—	(0.03)	$10.19	4.28%	1.34%	1.46%	0.68%	0.56%	106%	$48

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$10.42	0.08	(0.04)	0.04	(0.01)	(0.03)	(0.04)	$10.42	0.37%	0.60%(4)	0.64%(4)	1.53%(4)	1.49%(4)	76%	$15,613
2020	$10.47	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.42	2.16%	0.63%	0.64%	1.66%	1.65%	106%	$15,988
2019	$10.06	0.23	0.78	1.01	(0.60)	—	(0.60)	$10.47	10.55%	0.64%	0.64%	2.30%	2.30%	46%	$20,582
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.13)%	0.64%	0.73%	2.46%	2.37%	78%	$28,832
2017	$10.31	0.15	0.10	0.25	(0.14)	(0.03)	(0.17)	$10.39	2.43%	0.64%	0.76%	1.52%	1.40%	130%	$32,206
2016	$9.87	0.14	0.35	0.49	(0.05)	—	(0.05)	$10.31	4.98%	0.64%	0.76%	1.38%	1.26%	106%	$833,757
R6 Class
2021(3)	$10.42	0.08	(0.04)	0.04	(0.01)	(0.03)	(0.04)	$10.42	0.40%	0.55%(4)	0.59%(4)	1.58%(4)	1.54%(4)	76%	$7,764
2020	$10.47	0.18	0.05	0.23	(0.28)	—	(0.28)	$10.42	2.23%	0.58%	0.59%	1.71%	1.70%	106%	$8,114
2019	$10.06	0.22	0.79	1.01	(0.60)	—	(0.60)	$10.47	10.62%	0.59%	0.59%	2.35%	2.35%	46%	$7,231
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.08)%	0.59%	0.68%	2.51%	2.42%	78%	$1,015
2017	$10.32	0.16	0.08	0.24	(0.14)	(0.03)	(0.17)	$10.39	2.38%	0.59%	0.71%	1.57%	1.45%	130%	$1,489
2016	$9.87	0.14	0.36	0.50	(0.05)	—	(0.05)	$10.32	5.10%	0.59%	0.71%	1.43%	1.31%	106%	$94,808

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$10.46	0.11	(0.04)	0.07	(0.04)	(0.03)	(0.07)	$10.46	0.69%	0.01%(4)	0.59%(4)	2.12%(4)	1.54%(4)	76%	$1,986,061
2020	$10.54	0.24	0.04	0.28	(0.36)	—	(0.36)	$10.46	2.80%	0.01%	0.59%	2.28%	1.70%	106%	$1,599,830
2019	$10.13	0.30	0.77	1.07	(0.66)	—	(0.66)	$10.54	11.21%	0.01%	0.59%	2.93%	2.35%	46%	$970,268
2018	$10.41	0.32	(0.37)	(0.05)	(0.20)	(0.03)	(0.23)	$10.13	(0.49)%	0.01%	0.68%	3.09%	2.42%	78%	$1,083,103
2017(8)	$10.29	0.06	0.06	0.12	—	—	—	$10.41	1.17%	0.01%(4)	0.71%(4)	2.27%(4)	1.57%(4)	130%(7)	$1,007,151

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through October 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(8)July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2106

Semiannual Report

April 30, 2021

International Bond Fund
Investor Class (BEGBX)
I Class (AIBHX)
Y Class (AIBYX)
A Class (AIBDX)
C Class (AIQCX)
R Class (AIBRX)
R5 Class (AIDIX)
R6 Class (AIDDX)
G Class (AIBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Portfolio at a Glance
Average Duration (effective)	7.1 years
Weighted Average Life to Maturity	10.7 years

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	58.8%
Corporate Bonds	21.7%
Preferred Stocks	4.2%
U.S. Treasury Securities	3.3%
Asset-Backed Securities	2.6%
Exchange-Traded Funds	1.0%
Collateralized Loan Obligations	1.0%
Temporary Cash Investments	6.4%
Other Assets and Liabilities	1.0%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.10	$3.96	0.79%
I Class	$1,000	$1,023.30	$3.46	0.69%
Y Class	$1,000	$1,024.20	$2.96	0.59%
A Class	$1,000	$1,021.50	$5.21	1.04%
C Class	$1,000	$1,017.30	$8.95	1.79%
R Class	$1,000	$1,019.90	$6.46	1.29%
R5 Class	$1,000	$1,024.20	$2.96	0.59%
R6 Class	$1,000	$1,024.00	$2.71	0.54%
G Class	$1,000	$1,027.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.88	$3.96	0.79%
I Class	$1,000	$1,021.37	$3.46	0.69%
Y Class	$1,000	$1,021.87	$2.96	0.59%
A Class	$1,000	$1,019.64	$5.21	1.04%
C Class	$1,000	$1,015.92	$8.95	1.79%
R Class	$1,000	$1,018.40	$6.46	1.29%
R5 Class	$1,000	$1,021.87	$2.96	0.59%
R6 Class	$1,000	$1,022.12	$2.71	0.54%
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 58.8%
Australia — 3.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	$16,150,981
Australia Government Bond, 1.50%, 6/21/31	AUD	4,000,000	3,025,254
Australia Government Bond, 3.00%, 3/21/47	AUD	2,140,000	1,771,102
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	4,075,484
			25,022,821
Austria — 1.3%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,598,000	3,322,128
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	3,012,761
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	4,275,406
			10,610,295
Belgium — 0.7%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	1,159,901
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,329,000	4,696,873
			5,856,774
Canada — 2.0%
Canadian Government Bond, 0.25%, 3/1/26	CAD	2,000,000	1,575,089
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	1,165,419
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	468,549
Province of Quebec Canada, 5.75%, 12/1/36	CAD	8,744,000	10,031,630
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	882,721
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,607,629
			15,731,037
China — 13.2%
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,581,041
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	20,008,983
China Government Bond, 2.88%, 11/5/23	CNY	153,000,000	23,719,588
China Government Bond, 1.99%, 4/9/25	CNY	53,000,000	7,894,801
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	18,846,905
China Government Bond, 3.12%, 12/5/26	CNY	38,700,000	6,018,162
China Government Bond, 2.85%, 6/4/27	CNY	1,500,000	228,476
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,332,869
China Government Bond, 2.68%, 5/21/30	CNY	78,200,000	11,581,007
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	4,924,686
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,626,514
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,163,517
			105,926,549
Colombia — 0.6%
Colombian TES, 7.00%, 6/30/32	COP	18,000,000,000	4,718,568
Czech Republic — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	58,020,000	2,849,524
Denmark — 1.4%
Denmark Government Bond, 0.50%, 11/15/27	DKK	3,808,000	646,562
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	27,000,000	4,583,570
Denmark Government Bond, 4.50%, 11/15/39	DKK	14,620,000	4,163,880
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	14,000,000	2,093,519
			11,487,531
6

		Principal Amount/Shares	Value
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		$1,400,000	$1,592,500
Egypt — 0.7%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,900,000	5,423,212
Finland — 0.7%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,000,000	2,342,800
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	3,484,751
			5,827,551
France — 2.6%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	305,711
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	604,490
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	2,231,449
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	5,219,420
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	2,004,002
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	2,087,383
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	8,771,002
			21,223,457
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	4,497,347
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27		$1,700,000	1,778,723
Indonesia — 0.4%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,193,226
Ireland — 1.4%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	6,112,692
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	5,409,615
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	83,548
			11,605,855
Italy — 4.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	10,390,164
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	9,382,000	12,260,857
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,834,114
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	9,894,865
			34,380,000
Japan — 9.5%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,922,200,000	23,242,687
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,303,950,000	27,321,124
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	1,053,209
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	3,819,155
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,947,736,406	18,080,141
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	233,191,060	2,160,362
			75,676,678
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,700,000	1,791,622
Malaysia — 0.7%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	20,675,000	5,326,940
Mexico — 0.9%
Mexican Bonos, 5.75%, 3/5/26	MXN	70,600,000	3,457,159
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,666,977
			7,124,136
7

		Principal Amount/Shares	Value
Netherlands — 1.4%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	$9,664,882
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,753,929
			11,418,811
New Zealand — 0.7%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	7,580,000	5,353,602
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	1,025,105
Peru — 0.6%
Peru Government Bond, 6.15%, 8/12/32	PEN	9,600,000	2,651,364
Peru Government Bond, 5.35%, 8/12/40	PEN	8,300,000	1,946,267
			4,597,631
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	3,476,150
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,832,466
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	113,400,000	1,536,447
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	3,131,760
South Africa — 0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	87,000,000	5,549,219
Spain — 2.8%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	3,072,137
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	6,247,663
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	6,493,611
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	1,095,135
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	823,216
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	5,047,068
			22,778,830
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,625,441
Switzerland — 0.6%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,447,968
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,995,000	3,010,645
			4,458,613
Thailand — 1.0%
Thailand Government Bond, 3.85%, 12/12/25	THB	210,450,000	7,635,757
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,600,000	1,504,813
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		$2,200,000	2,161,302
United Kingdom — 3.9%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	3,500,000	4,776,289
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	4,735,238
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	9,154,648
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	4,722,351
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	7,551,058
			30,939,584
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $433,870,145)			470,669,877
8

		Principal Amount/Shares	Value
CORPORATE BONDS — 21.7%
Bermuda — 0.3%
Aircastle Ltd., 5.25%, 8/11/25(1)		$698,000	$773,985
Athene Holding Ltd., 3.50%, 1/15/31		1,265,000	1,329,793
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		640,000	652,384
			2,756,162
Canada — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)		770,000	781,512
CI Financial Corp., 3.20%, 12/17/30		278,000	283,501
Mattamy Group Corp., 4.625%, 3/1/30(1)		1,260,000	1,275,246
Suncor Energy, Inc., 3.75%, 3/4/51		250,000	250,476
Teck Resources Ltd., 3.90%, 7/15/30		280,000	297,816
			2,888,551
Cayman Islands — 0.1%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		400,000	426,927
Seagate HDD Cayman, 4.875%, 3/1/24		318,000	343,838
			770,765
France — 0.3%
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)		1,090,000	1,044,101
BPCE SA, MTN, 2.875%, 4/22/26	EUR	100,000	134,590
Caisse de Refinancement de l'Habitat SA, MTN, 4.00%, 1/10/22	EUR	15,000	18,602
Cie de Financement Foncier SA, MTN, 4.25%, 1/19/22	EUR	55,000	68,391
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	500,000	649,149
Orange SA, MTN, 5.25%, 12/5/25	GBP	150,000	248,295
			2,163,128
Germany — 1.4%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,000,000	1,223,242
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,449,296
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	1,500,000	2,162,399
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32		$690,000	684,542
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	700,000	902,417
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	2,585,000	3,386,006
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,224,572
			11,032,474
Ireland — 0.3%
Jazz Securities DAC, 4.375%, 1/15/29(1)		$450,000	460,687
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,175,000	2,206,951
			2,667,638
Italy — 0.6%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	1,100,000	1,362,543
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,600,000	2,174,325
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	500,000	650,484
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	600,000	725,337
			4,912,689
Japan — 0.1%
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)		$600,000	579,750
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)		400,000	438,039
			1,017,789
Luxembourg — 1.2%
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,370,000	4,213,671
9

		Principal Amount/Shares	Value
European Financial Stability Facility, MTN, 2.75%, 12/3/29	EUR	2,000,000	$2,994,195
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,531,000	2,574,821
			9,782,687
Mexico — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$800,000	846,000
Multinational — 0.7%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,899,000	1,996,324
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)		1,349,000	1,344,805
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		2,025,000	2,072,255
			5,413,384
Netherlands — 0.8%
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	200,000	240,854
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,616,584
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,500,000	1,969,546
Naturgy Finance BV, 3.375%(3)	EUR	800,000	1,017,948
Naturgy Finance BV, 4.125%(3)	EUR	600,000	759,076
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	800,000	1,113,523
			6,717,531
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,950,000	2,388,410
Spain — 0.4%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	900,000	1,133,441
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,764,653
			2,898,094
United Kingdom — 1.8%
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,237,578
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,721,088
International Game Technology plc, 5.25%, 1/15/29(1)		$780,000	828,069
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	770,000	1,087,080
Marks & Spencer plc, 4.50%, 7/10/27	GBP	600,000	885,999
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	1,400,000	1,775,420
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,150,000	1,719,218
Vodafone Group plc, 4.375%, 2/19/43		$415,000	472,333
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	1,400,000	1,904,312
Vodafone Group plc, VRN, 2.625%, 8/27/80	EUR	500,000	621,416
			14,252,513
United States — 12.9%
AdaptHealth LLC, 4.625%, 8/1/29(1)		$590,000	587,967
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		1,318,000	1,373,883
Ally Financial, Inc., 5.75%, 11/20/25		1,355,000	1,553,930
AMC Networks, Inc., 4.25%, 2/15/29		1,770,000	1,750,114
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	841,004
AT&T, Inc., 3.55%, 9/15/55(1)		$551,000	508,541
AT&T, Inc., 3.80%, 12/1/57(1)		391,000	373,623
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,314,024
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		$1,000	1,004
Berry Global, Inc., 1.57%, 1/15/26(1)		520,000	516,012
10

		Principal Amount/Shares	Value
BorgWarner, Inc., 2.65%, 7/1/27		$190,000	$199,553
Bristol-Myers Squibb Co., 2.55%, 11/13/50		590,000	530,262
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		310,000	329,817
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		830,000	869,790
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,270,000	1,328,738
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		2,030,000	2,032,537
Centene Corp., 4.625%, 12/15/29		320,000	346,830
Centene Corp., 3.375%, 2/15/30		884,000	888,424
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41		400,000	385,351
Citigroup, Inc., VRN, 2.57%, 6/3/31		307,000	308,346
Comcast Corp., 3.75%, 4/1/40		120,000	132,577
CommScope Technologies LLC, 5.00%, 3/15/27(1)		2,230,000	2,212,021
CSC Holdings LLC, 4.625%, 12/1/30(1)		1,205,000	1,179,394
CSC Holdings LLC, 4.50%, 11/15/31(1)(4)		490,000	491,225
CSC Holdings LLC, 5.00%, 11/15/31(1)(4)		490,000	492,144
DAE Funding LLC, 3.375%, 3/20/28(1)		429,000	429,316
DaVita, Inc., 4.625%, 6/1/30(1)		1,065,000	1,079,644
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)		870,000	1,000,161
Discovery Communications LLC, 5.20%, 9/20/47		670,000	787,532
DPL, Inc., 4.125%, 7/1/25(1)		480,000	516,984
EMC Corp., 3.375%, 6/1/23		1,285,000	1,333,740
EPR Properties, 4.95%, 4/15/28		1,164,000	1,218,082
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		590,000	587,071
Equinix, Inc., 5.375%, 5/15/27		730,000	784,490
Federal Realty Investment Trust, 3.625%, 8/1/46		990,000	997,652
Ford Motor Credit Co. LLC, 2.90%, 2/16/28		760,000	745,830
Freeport-McMoRan, Inc., 4.625%, 8/1/30		870,000	961,350
FS KKR Capital Corp., 3.40%, 1/15/26		910,000	931,416
General Electric Co., 4.35%, 5/1/50		660,000	736,101
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	900,000	1,413,966
Golub Capital BDC, Inc., 2.50%, 8/24/26		$430,000	427,437
Host Hotels & Resorts LP, 4.50%, 2/1/26		290,000	318,212
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)		1,278,000	1,266,818
Hudson Pacific Properties LP, 3.25%, 1/15/30		260,000	266,726
Huntsman International LLC, 4.50%, 5/1/29		50,000	56,171
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,100,000	1,461,005
International Business Machines Corp., 3.50%, 5/15/29		$575,000	632,621
Iron Mountain, Inc., 4.875%, 9/15/29(1)		1,620,000	1,653,226
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		930,000	950,217
JPMorgan Chase & Co., VRN, 2.74%, 10/15/30		412,000	423,054
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		167,000	168,858
KB Home, 4.80%, 11/15/29		1,557,000	1,682,167
Kilroy Realty LP, 2.50%, 11/15/32		435,000	418,500
Lamar Media Corp., 3.75%, 2/15/28		2,010,000	2,030,452
Las Vegas Sands Corp., 3.90%, 8/8/29		175,000	182,711
LBM Acquisition LLC, 6.25%, 1/15/29(1)		728,000	748,333
Marriott International, Inc., 2.85%, 4/15/31		700,000	696,441
Microchip Technology, Inc., 2.67%, 9/1/23(1)		395,000	412,185
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,868,221
11

	Principal Amount/Shares	Value
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	$1,955,000	$2,060,081
National Health Investors, Inc., 3.00%, 2/1/31	810,000	771,020
Navient Corp., 4.875%, 3/15/28	1,840,000	1,805,960
NCR Corp., 5.125%, 4/15/29(1)	975,000	1,004,250
Netflix, Inc., 4.875%, 4/15/28	378,000	435,645
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	452,000	489,182
Northern States Power Co., 2.60%, 6/1/51	150,000	138,457
Novelis Corp., 4.75%, 1/30/30(1)	462,000	481,058
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	685,000	693,611
Oracle Corp., 4.00%, 7/15/46	410,000	428,964
Owl Rock Capital Corp., 3.40%, 7/15/26	1,500,000	1,556,663
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	1,325,000	1,445,945
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	860,000	900,473
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	1,175,000	1,239,625
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	300,000	309,344
Post Holdings, Inc., 4.625%, 4/15/30(1)	1,720,000	1,739,350
QVC, Inc., 4.375%, 9/1/28	1,075,000	1,101,757
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	1,144,000	1,188,753
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,280,000	1,270,195
SBL Holdings, Inc., 5.00%, 2/18/31(1)	345,000	366,088
Scientific Games International, Inc., 7.25%, 11/15/29(1)	900,000	991,089
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,350,000	1,317,951
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,700,000	1,782,360
Southwest Airlines Co., 5.125%, 6/15/27	900,000	1,053,473
Spirit Realty LP, 3.20%, 1/15/27	159,000	167,965
Spirit Realty LP, 3.20%, 2/15/31	712,000	731,567
Sprint Corp., 7.625%, 2/15/25	1,200,000	1,426,500
Standard Industries, Inc., 4.75%, 1/15/28(1)	865,000	893,190
Steel Dynamics, Inc., 3.25%, 1/15/31	750,000	798,071
STORE Capital Corp., 4.50%, 3/15/28	598,000	667,265
Sysco Corp., 5.95%, 4/1/30	880,000	1,110,599
T-Mobile USA, Inc., 4.75%, 2/1/28	465,000	497,550
T-Mobile USA, Inc., 2.625%, 2/15/29	739,000	720,813
T-Mobile USA, Inc., 3.50%, 4/15/31	868,000	882,105
TEGNA, Inc., 4.625%, 3/15/28	2,149,000	2,197,438
Tenet Healthcare Corp., 6.75%, 6/15/23	700,000	765,275
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	1,265,000	1,336,473
Time Warner Cable LLC, 4.50%, 9/15/42	570,000	617,634
TransDigm, Inc., 4.625%, 1/15/29(1)	1,650,000	1,628,765
Tronox, Inc., 4.625%, 3/15/29(1)	1,250,000	1,278,125
United Airlines Pass Through Trust, 4.875%, 7/15/27	543,480	568,576
United Airlines, Inc., 4.625%, 4/15/29(1)	685,000	712,708
United Natural Foods, Inc., 6.75%, 10/15/28(1)	795,000	857,658
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,070,000	1,052,912
Universal Health Services, Inc., 2.65%, 10/15/30(1)	500,000	487,310
US Foods, Inc., 4.75%, 2/15/29(1)	1,055,000	1,065,550
Verizon Communications, Inc., 2.10%, 3/22/28	315,000	318,064
Verizon Communications, Inc., 2.65%, 11/20/40	714,000	662,485
ViacomCBS, Inc., 4.375%, 3/15/43	105,000	113,840
12

		Principal Amount/Shares	Value
Viatris, Inc., 2.70%, 6/22/30(1)		$405,000	$400,536
Viatris, Inc., 4.00%, 6/22/50(1)		393,000	391,410
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,115,714
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$805,000	796,014
Western Digital Corp., 4.75%, 2/15/26		335,000	371,850
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		880,000	1,013,346
			102,952,403
TOTAL CORPORATE BONDS (Cost $169,905,563)			173,460,218
PREFERRED STOCKS — 4.2%
France — 1.8%
Accor SA, 2.625%		800,000	931,744
AXA SA, MTN, 6.69%		1,270,000	2,155,652
Banque Federative du Credit Mutuel SA, MTN, 0.00%		300,000	346,070
BNP Paribas Cardif SA, 4.03%		1,400,000	1,914,709
BNP Paribas SA, 4.625%(1)		850,000	864,875
Credit Agricole Assurances SA, 4.25%		1,900,000	2,555,144
Electricite de France SA, 3.375%		800,000	1,024,432
Orange SA, MTN, 2.375%		500,000	634,581
TOTAL SE, MTN, 2.625%		2,900,000	3,689,889
			14,117,096
Germany — 0.1%
Allianz SE, 3.375%		700,000	921,524
Italy — 1.0%
Assicurazioni Generali SpA, MTN, 4.60%		2,200,000	2,967,506
Enel SpA, 2.25%		600,000	757,915
Eni SpA, 3.375%		2,300,000	2,934,403
Intesa Sanpaolo Vita SpA, 4.75%		1,000,000	1,331,197
			7,991,021
Netherlands — 1.0%
Telefonica Europe BV, 2.50%		300,000	366,754
Telefonica Europe BV, 3.00%		1,800,000	2,230,609
Telefonica Europe BV, 2.875%		300,000	368,408
Volkswagen International Finance NV, 3.875%		3,500,000	4,652,057
Wintershall Dea Finance 2 BV, 3.00%		600,000	705,854
			8,323,682
United Kingdom — 0.1%
SSE plc, 3.125%		1,000,000	1,298,423
United States — 0.2%
Air Lease Corp., 4.65%		1,300,000	1,329,250
TOTAL PREFERRED STOCKS (Cost $31,630,626)			33,980,996
U.S. TREASURY SECURITIES — 3.3%
U.S. Treasury Bills, 0.03%, 10/7/21(5)(6)		$11,500,000	11,499,248
U.S. Treasury Bonds, 1.375%, 11/15/40		1,000,000	871,562
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30		2,045,480	2,243,084
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30		7,081,470	7,790,143
U.S. Treasury Notes, 1.25%, 3/31/28		4,000,000	3,988,750
TOTAL U.S. TREASURY SECURITIES (Cost $26,518,564)			26,392,787
13

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 2.6%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	$244,726	$256,679
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	5,800,000	5,908,331
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,027,159	1,104,429
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	1,976,129	2,040,396
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	1,200,000	1,210,987
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	1,345,115	1,363,065
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	857,690	877,297
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	273,229	274,514
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)	750,000	775,112
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	880,541	905,049
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	1,122,839	1,147,071
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	950,700	961,165
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	2,700,000	2,731,965
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	1,131,950	1,154,926
TOTAL ASSET-BACKED SECURITIES (Cost $20,271,991)		20,710,986
EXCHANGE-TRADED FUNDS — 1.0%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $7,901,438)	248,000	7,715,280
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
CBAM Ltd., Series 2018-7A, Class B1, VRN, 1.79%, (3-month LIBOR plus 1.60%), 7/20/31(1)	$2,300,000	2,297,633
Elmwood CLO VIII Ltd., Series 2021-1A, Class C, VRN, 2.07%, (3-month LIBOR plus 1.95%), 1/20/34(1)	1,775,000	1,770,584
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,050,000	2,043,442
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 4/18/33(1)	1,500,000	1,506,247
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,575,128)		7,617,906
TEMPORARY CASH INVESTMENTS(7) — 6.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $10,055,715), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $9,862,338)		9,862,330
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $33,533,573), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $32,876,000)		32,876,000
14

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,427,212	$8,427,212
TOTAL TEMPORARY CASH INVESTMENTS (Cost $51,165,542)		51,165,542
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $748,838,997)		791,713,592
OTHER ASSETS AND LIABILITIES — 1.0%		8,039,803
TOTAL NET ASSETS — 100.0%		$799,753,395

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	874,732	USD	668,735	Bank of America N.A.	6/16/21	$5,247
USD	4,876,079	AUD	6,270,516	Bank of America N.A.	6/16/21	44,637
USD	1,499,463	AUD	1,966,280	Bank of America N.A.	6/16/21	(15,558)
USD	749,287	AUD	982,820	Bank of America N.A.	6/16/21	(7,977)
USD	761,798	AUD	987,200	Bank of America N.A.	6/16/21	1,159
BRL	10,948,724	USD	1,909,439	Goldman Sachs & Co.	6/16/21	98,391
BRL	4,379,490	USD	767,026	Goldman Sachs & Co.	6/16/21	36,106
BRL	11,066,709	USD	1,971,797	Goldman Sachs & Co.	6/16/21	57,670
USD	1,981,328	BRL	11,066,709	Goldman Sachs & Co.	6/16/21	(48,139)
CAD	863,053	USD	685,565	Morgan Stanley	6/16/21	16,654
CAD	1,343,338	USD	1,069,622	Morgan Stanley	6/16/21	23,379
CAD	30,100,784	USD	23,958,535	Morgan Stanley	6/16/21	532,829
USD	1,534,918	CAD	1,930,339	Morgan Stanley	6/16/21	(35,694)
CHF	217,903	USD	236,155	Morgan Stanley	6/16/21	2,716
USD	313,764	CLP	224,787,097	Goldman Sachs & Co.	6/16/21	(2,431)
USD	10,552,411	CNY	69,052,869	Goldman Sachs & Co.	6/16/21	(77,444)
USD	2,300,897	CNY	15,185,923	Goldman Sachs & Co.	6/16/21	(36,792)
USD	2,018,154	COP	7,155,948,598	Goldman Sachs & Co.	6/16/21	115,669
CZK	26,684,863	USD	1,204,462	UBS AG	6/16/21	36,108
USD	2,523,068	CZK	55,134,086	UBS AG	6/16/21	(40,098)
USD	9,219,434	DKK	57,148,503	UBS AG	6/16/21	(26,504)
EUR	92,615,925	USD	110,918,684	JPMorgan Chase Bank N.A.	5/19/21	461,189
EUR	393,435	USD	471,699	JPMorgan Chase Bank N.A.	5/19/21	1,446
EUR	1,594,928	USD	1,912,199	JPMorgan Chase Bank N.A.	5/19/21	5,861
EUR	2,972,479	USD	3,594,613	JPMorgan Chase Bank N.A.	5/19/21	(19,911)
EUR	3,000,455	USD	3,629,998	JPMorgan Chase Bank N.A.	5/19/21	(21,653)
EUR	1,993,229	USD	2,411,014	JPMorgan Chase Bank N.A.	5/19/21	(13,957)
EUR	65,866	USD	79,202	JPMorgan Chase Bank N.A.	5/19/21	8
USD	718,065	EUR	594,202	JPMorgan Chase Bank N.A.	5/19/21	3,478
GBP	1,044,509	USD	1,453,152	Bank of America N.A.	6/16/21	(10,488)
GBP	417,515	USD	579,898	Bank of America N.A.	6/16/21	(3,231)
GBP	311,895	USD	433,844	Bank of America N.A.	6/16/21	(3,058)
GBP	312,232	USD	431,555	Bank of America N.A.	6/16/21	(303)
GBP	828,114	USD	1,136,698	Bank of America N.A.	6/16/21	7,084
GBP	570,148	USD	784,883	Bank of America N.A.	6/16/21	2,599
GBP	1,940,000	USD	2,670,572	Bank of America N.A.	6/16/21	8,935
GBP	894,534	USD	1,237,675	Bank of America N.A.	6/16/21	(2,154)
GBP	10,592,067	USD	14,812,052	Bank of America N.A.	6/16/21	(182,404)
USD	1,703,506	GBP	1,234,576	Bank of America N.A.	6/16/21	(1,677)
15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,359,313	GBP	988,902	Bank of America N.A.	6/16/21	$(6,548)
USD	1,705,200	GBP	1,235,281	Bank of America N.A.	6/16/21	(957)
HKD	1,526,317	USD	196,731	Bank of America N.A.	6/16/21	(213)
HUF	305,272,746	USD	1,010,569	UBS AG	6/16/21	8,342
HUF	51,543,670	USD	168,885	UBS AG	6/16/21	3,153
IDR	34,769,362,644	USD	2,398,218	Goldman Sachs & Co.	6/16/21	(7,339)
ILS	3,734,242	USD	1,123,283	UBS AG	6/16/21	26,816
ILS	2,576,653	USD	779,977	UBS AG	6/16/21	13,600
USD	1,943,998	INR	146,379,191	Goldman Sachs & Co.	6/16/21	(16,716)
JPY	11,109,337,414	USD	102,136,278	Bank of America N.A.	5/19/21	(477,524)
JPY	197,041,658	USD	1,812,081	Bank of America N.A.	5/19/21	(9,002)
JPY	125,659,720	USD	1,163,053	Bank of America N.A.	5/19/21	(13,172)
USD	2,185,443	JPY	237,414,993	Bank of America N.A.	5/19/21	12,918
KRW	1,357,341,296	USD	1,202,517	Goldman Sachs & Co.	6/16/21	11,631
KRW	15,661,671,071	USD	13,837,843	Goldman Sachs & Co.	6/16/21	171,598
KZT	411,575,558	USD	966,480	Goldman Sachs & Co.	6/16/21	(17,035)
MXN	49,136,690	USD	2,354,440	Goldman Sachs & Co.	6/16/21	59,738
USD	1,061,527	MXN	22,214,463	Goldman Sachs & Co.	6/16/21	(29,911)
USD	1,288,040	MXN	25,855,466	Goldman Sachs & Co.	6/16/21	17,713
MYR	6,661,056	USD	1,630,214	Goldman Sachs & Co.	6/16/21	(8,113)
USD	1,549,331	MYR	6,386,342	Goldman Sachs & Co.	6/16/21	(5,872)
NOK	1,830,457	USD	217,497	UBS AG	6/16/21	2,417
NZD	6,495,174	USD	4,537,788	Bank of America N.A.	6/16/21	109,418
NZD	6,485,916	USD	4,670,121	Bank of America N.A.	6/16/21	(29,538)
NZD	5,444,841	USD	3,939,548	Bank of America N.A.	6/16/21	(43,840)
USD	1,182,823	NZD	1,648,855	Bank of America N.A.	6/16/21	3,090
USD	14,071,854	NZD	19,508,071	Bank of America N.A.	6/16/21	114,101
USD	2,178,136	NZD	3,041,112	Bank of America N.A.	6/16/21	2,262
PEN	7,768,010	USD	2,104,524	Goldman Sachs & Co.	6/16/21	(50,928)
USD	1,303,441	PEN	5,008,471	Goldman Sachs & Co.	6/16/21	(20,628)
USD	2,628,475	PEN	9,867,294	Goldman Sachs & Co.	6/16/21	19,900
USD	1,152,825	PEN	4,431,343	Goldman Sachs & Co.	6/16/21	(18,671)
USD	909,005	PEN	3,447,402	Goldman Sachs & Co.	6/16/21	(2,370)
USD	2,640,192	PHP	129,144,973	Goldman Sachs & Co.	6/16/21	(18,001)
USD	935,589	PLN	3,578,720	UBS AG	6/16/21	(8,307)
RON	3,539,956	USD	863,088	Goldman Sachs & Co.	6/16/21	(327)
RUB	16,199,338	USD	218,688	Goldman Sachs & Co.	6/16/21	(4,385)
SEK	43,797,959	USD	5,184,724	UBS AG	6/16/21	(9,026)
USD	858,105	SEK	7,293,378	UBS AG	6/16/21	(3,769)
USD	736,364	SGD	987,648	Bank of America N.A.	6/16/21	(5,701)
USD	5,914,018	THB	181,430,258	Goldman Sachs & Co.	6/16/21	88,751
TRY	14,853,376	USD	1,945,050	UBS AG	6/16/21	(189,879)
USD	1,737,237	TRY	14,853,376	UBS AG	6/16/21	(17,934)
ZAR	928,443	USD	61,909	UBS AG	6/17/21	1,724
USD	5,556,140	ZAR	81,830,834	UBS AG	6/17/21	(52,289)
						$510,869
16

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	75	June 2021	$8,503,437	$(145,761)
Euro-Bobl 5-Year Bonds	446	June 2021	72,242,676	(134,263)
Euro-Buxl 30-Year Bonds	14	June 2021	3,398,279	(99,330)
Euro-OAT 10-Year Bonds	121	June 2021	23,346,835	(218,508)
Japanese 10-Year Government Bonds	36	June 2021	49,851,222	98,490
Japanese 10-Year Mini Government Bonds	268	June 2021	37,099,204	119,972
Korean Treasury 10-Year Bonds	182	June 2021	20,525,824	42,159
U.K. Gilt 10-Year Bonds	129	June 2021	22,745,098	(217,090)
			$237,712,575	$(554,331)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	85	June 2021	$17,372,507	$131,221
U.S. Treasury 5-Year Notes	269	June 2021	33,339,188	216,842
U.S. Treasury 10-Year Notes	440	June 2021	58,093,750	41,835
U.S. Treasury 10-Year Ultra Notes	556	June 2021	80,924,063	1,229,676
U.S. Treasury Long Bonds	171	June 2021	26,889,750	584,200
U.S. Treasury Ultra Bonds	48	June 2021	8,923,500	205,392
			$225,542,758	$2,409,166
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$16,031,000	$(180,481)	$(1,489,193)	$(1,669,674)
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$42,300,000	(3,565,374)	(859,287)	(4,424,661)
					$(3,745,855)	$(2,348,480)	$(6,094,335)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	6.53%	1/2/23	BRL	95,000,000	$114,655
*Amount represents value and unrealized appreciation (depreciation).

17

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(526)	$112,017	$111,491
CPURNSA	Receive	2.36%	2/9/26	$8,000,000	549	158,018	158,567
CPURNSA	Receive	2.30%	2/24/26	$8,000,000	549	176,671	177,220
CPURNSA	Receive	2.29%	2/24/26	$8,000,000	549	181,436	181,985
CPURNSA	Receive	1.87%	11/25/29	$9,500,000	(603)	621,625	621,022
CPURNSA	Receive	2.40%	2/9/31	$8,000,000	586	151,890	152,476
					$1,104	$1,401,657	$1,402,761

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	MTN	-	Medium Term Note
BRL	-	Brazilian Real	MXN	-	Mexican Peso
BZDIOVRA	-	Brazil Interbank Deposit Rate	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	NOK	-	Norwegian Krone
CDX	-	Credit Derivatives Indexes	NZD	-	New Zealand Dollar
CHF	-	Swiss Franc	PEN	-	Peruvian Sol
CLP	-	Chilean Peso	PHP	-	Philippine Peso
CNY	-	Chinese Yuan	PLN	-	Polish Zloty
COP	-	Colombian Peso	RON	-	New Romanian Leu
CPI	-	Consumer Price Index	RUB	-	Russian Ruble
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	SEK	-	Swedish Krona
			SEQ	-	Sequential Payer
CZK	-	Czech Koruna	SGD	-	Singapore Dollar
DKK	-	Danish Krone	THB	-	Thai Baht
EUR	-	Euro	TRY	-	Turkish Lira
GBP	-	British Pound	USD	-	United States Dollar
HKD	-	Hong Kong Dollar	VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate	ZAR	-	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $172,367,808, which represented 21.6% of total net assets.
(2)Security is a zero-coupon bond.
(3)Perpetual maturity with no stated maturity date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,781,040.
(6)The rate indicated is the yield to maturity at purchase.
(7)Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of cash deposits received was $270,000.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $748,838,997)	$791,713,592
Foreign currency holdings, at value (cost of $117,770)	118,930
Foreign deposits with broker for futures contracts, at value (cost of $442,794)	447,118
Receivable for investments sold	7,283,522
Receivable for capital shares sold	75,831
Receivable for variation margin on swap agreements	55,184
Unrealized appreciation on forward foreign currency exchange contracts	2,128,337
Swap agreements, at value	114,655
Interest and dividends receivable	7,338,848
Other assets	1,219
809,277,236

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	260,000
Payable for collateral received for swap agreements	10,000
Payable for investments purchased	6,869,267
Payable for capital shares redeemed	32,472
Payable for variation margin on futures contracts	393,278
Payable for variation margin on swap agreements	28,795
Unrealized depreciation on forward foreign currency exchange contracts	1,617,468
Accrued management fees	299,851
Distribution and service fees payable	966
Accrued foreign taxes	11,744
9,523,841

Net Assets	$799,753,395

Net Assets Consist of:
Capital paid in	$744,616,565
Distributable earnings	55,136,830
$799,753,395

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$381,101,615	27,819,293	$13.70
I Class	$69,156,504	5,028,522	$13.75
Y Class	$26,051,119	1,889,149	$13.79
A Class	$4,010,159	296,853	$13.51*
C Class	$117,450	9,011	$13.03
R Class	$78,993	5,902	$13.38
R5 Class	$4,964,016	360,073	$13.79
R6 Class	$331,959	24,058	$13.80
G Class	$313,941,580	22,522,431	$13.94
*Maximum offering price $14.15 (net asset value divided by 0.955).

See Notes to Financial Statements.
19

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $35,698)	$8,064,982
Dividends	457,226
8,522,208

Expenses:
Management fees	2,619,791
Distribution and service fees:
A Class	5,362
C Class	844
R Class	205
Trustees' fees and expenses	26,779
Other expenses	4,597
2,657,578
Fees waived - G Class	(818,100)
1,839,478

Net investment income (loss)	6,682,730

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,866,746
Forward foreign currency exchange contract transactions	190,821
Futures contract transactions	6,263,945
Swap agreement transactions	(1,702,007)
Foreign currency translation transactions	449,797
11,069,302

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(402))	353,856
Forward foreign currency exchange contracts	542,981
Futures contracts	(298,258)
Swap agreements	556,291
Translation of assets and liabilities in foreign currencies	(49,372)
1,105,498

Net realized and unrealized gain (loss)	12,174,800

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,857,530

See Notes to Financial Statements.
20

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$6,682,730	$9,629,595
Net realized gain (loss)	11,069,302	3,447,000
Change in net unrealized appreciation (depreciation)	1,105,498	9,106,097
Net increase (decrease) in net assets resulting from operations	18,857,530	22,182,692

Distributions to Shareholders
From earnings:
Investor Class	(6,034,310)	—
I Class	(1,285,351)	—
Y Class	(420,073)	—
A Class	(63,080)	—
C Class	(1,276)	—
R Class	(1,014)	—
R5 Class	(94,336)	—
R6 Class	(6,300)	—
G Class	(7,141,645)	—
Decrease in net assets from distributions	(15,047,385)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	35,050,349	94,238,036

Net increase (decrease) in net assets	38,860,494	116,420,728

Net Assets
Beginning of period	760,892,901	644,472,173
End of period	$799,753,395	$760,892,901

See Notes to Financial Statements.
21

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
22

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
23

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 41% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

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The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.78%
I Class		0.1500% to 0.2100%	0.68%
Y Class		0.0500% to 0.1100%	0.58%
A Class		0.2500% to 0.3100%	0.78%
C Class		0.2500% to 0.3100%	0.78%
R Class		0.2500% to 0.3100%	0.78%
R5 Class		0.0500% to 0.1100%	0.58%
R6 Class		0.0000% to 0.0600%	0.53%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.53%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2021 totaled $263,612,816, of which $4,929,727 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 totaled $280,084,209, none of which were U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,834,132	$25,271,845	3,130,534	$40,732,170
Issued in reinvestment of distributions	420,774	5,915,593	—	—
Redeemed	(765,074)	(10,673,764)	(3,489,702)	(45,210,439)
	1,489,832	20,513,674	(359,168)	(4,478,269)
I Class
Sold	682,751	9,539,792	986,814	12,873,867
Issued in reinvestment of distributions	91,084	1,285,196	—	—
Redeemed	(892,915)	(12,628,161)	(1,657,749)	(21,655,181)
	(119,080)	(1,803,173)	(670,935)	(8,781,314)
Y Class
Sold	377,100	5,285,746	651,064	8,582,571
Issued in reinvestment of distributions	29,708	420,073	—	—
Redeemed	(50,239)	(706,643)	(155,038)	(2,015,077)
	356,569	4,999,176	496,026	6,567,494
A Class
Sold	31,036	423,058	177,092	2,279,255
Issued in reinvestment of distributions	4,410	61,216	—	—
Redeemed	(58,659)	(803,431)	(547,253)	(7,055,293)
	(23,213)	(319,157)	(370,161)	(4,776,038)
C Class
Sold	840	10,991	1,348	16,786
Issued in reinvestment of distributions	92	1,235	—	—
Redeemed	(7,316)	(97,324)	(10,524)	(131,388)
	(6,384)	(85,098)	(9,176)	(114,602)
R Class
Sold	810	11,034	6,677	86,410
Issued in reinvestment of distributions	74	1,014	—	—
Redeemed	(1,287)	(17,687)	(6,355)	(79,243)
	(403)	(5,639)	322	7,167
R5 Class
Sold	331	4,649	1,861	24,379
Issued in reinvestment of distributions	555	7,849	—	—
Redeemed	(5,910)	(80,750)	(79,965)	(1,075,604)
	(5,024)	(68,252)	(78,104)	(1,051,225)
R6 Class
Sold	5,540	78,363	14,587	198,401
Issued in reinvestment of distributions	445	6,300	—	—
Redeemed	(16,987)	(240,238)	(2,896)	(36,597)
	(11,002)	(155,575)	11,691	161,804
G Class
Sold	1,756,350	24,856,369	10,629,790	146,219,355
Issued in reinvestment of distributions	500,466	7,141,645	—	—
Redeemed	(1,400,089)	(20,023,621)	(2,948,339)	(39,516,336)
	856,727	11,974,393	7,681,451	106,703,019
Net increase (decrease)	2,538,022	$35,050,349	6,701,946	$94,238,036

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$470,669,877	—
Corporate Bonds	—	173,460,218	—
Preferred Stocks	—	33,980,996	—
U.S. Treasury Securities	—	26,392,787	—
Asset-Backed Securities	—	20,710,986	—
Exchange-Traded Funds	$7,715,280	—	—
Collateralized Loan Obligations	—	7,617,906	—
Temporary Cash Investments	8,427,212	42,738,330	—
	$16,142,492	$775,571,100	—
Other Financial Instruments
Futures Contracts	$2,277,945	$391,842	—
Swap Agreements	—	1,517,416	—
Forward Foreign Currency Exchange Contracts	—	2,128,337	—
	$2,277,945	$4,037,595	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$814,952	—
Swap Agreements	—	6,094,335	—
Forward Foreign Currency Exchange Contracts	—	1,617,468	—
	—	$8,526,755	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit
27

cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $52,181,000.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $405,541,383.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $180,409,584 futures contracts purchased and $174,252,931 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $30,091,874.
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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $28,750,000.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$55,184	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	2,128,337	Unrealized depreciation on forward foreign currency exchange contracts	$1,617,468
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	393,278
Interest Rate Risk	Swap agreements	114,655	Swap agreements	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	28,795
		$2,298,176		$2,039,541
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,391,358)	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,195,172)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	190,821	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	542,981
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	6,263,945	Change in net unrealized appreciation (depreciation) on futures contracts	(298,258)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(310,649)	Change in net unrealized appreciation (depreciation) on swap agreements	321,174
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	1,430,289
		$4,752,759		$801,014

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$749,524,906
Gross tax appreciation of investments	$46,493,910
Gross tax depreciation of investments	(4,305,224)
Net tax appreciation (depreciation) of investments	$42,188,686

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2020, the fund had accumulated short-term capital losses of $(2,517,437) and accumulated long-term capital losses of $(19,938), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

30

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$13.61	0.10	0.22	0.32	(0.23)	—	—	(0.23)	$13.70	2.31%	0.79%(4)	0.79%(4)	1.40%(4)	1.40%(4)	35%	$381,102
2020	$13.18	0.16	0.27	0.43	—	—	—	—	$13.61	3.26%	0.80%	0.80%	1.25%	1.25%	72%	$358,334
2019	$12.40	0.20	0.76	0.96	(0.18)	—	—	(0.18)	$13.18	7.80%	0.81%	0.81%	1.57%	1.57%	46%	$351,630
2018	$12.96	0.23	(0.74)	(0.51)	—	(0.05)	—	(0.05)	$12.40	(3.98)%	0.81%	0.81%	1.76%	1.76%	40%	$407,913
2017	$12.82	0.09	0.05	0.14	—	—	—	—	$12.96	1.09%	0.80%	0.80%	0.74%	0.74%	87%	$452,514
2016	$12.39	0.11	0.58	0.69	—	(0.25)	(0.01)	(0.26)	$12.82	5.57%	0.80%	0.80%	0.85%	0.85%	40%	$434,618
I Class
2021(3)	$13.67	0.10	0.22	0.32	(0.24)	—	—	(0.24)	$13.75	2.33%	0.69%(4)	0.69%(4)	1.50%(4)	1.50%(4)	35%	$69,157
2020	$13.22	0.18	0.27	0.45	—	—	—	—	$13.67	3.40%	0.70%	0.70%	1.35%	1.35%	72%	$70,363
2019	$12.44	0.19	0.78	0.97	(0.19)	—	—	(0.19)	$13.22	7.88%	0.71%	0.71%	1.67%	1.67%	46%	$76,919
2018	$12.99	0.25	(0.75)	(0.50)	—	(0.05)	—	(0.05)	$12.44	(3.90)%	0.71%	0.71%	1.86%	1.86%	40%	$18,592
2017(5)	$12.31	0.06	0.62	0.68	—	—	—	—	$12.99	5.52%	0.70%(4)	0.70%(4)	0.88%(4)	0.88%(4)	87%(6)	$20,782

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$13.71	0.11	0.23	0.34	(0.26)	—	—	(0.26)	$13.79	2.42%	0.59%(4)	0.59%(4)	1.60%(4)	1.60%(4)	35%	$26,051
2020	$13.25	0.19	0.27	0.46	—	—	—	—	$13.71	3.47%	0.60%	0.60%	1.45%	1.45%	72%	$21,015
2019	$12.47	0.22	0.76	0.98	(0.20)	—	—	(0.20)	$13.25	7.97%	0.61%	0.61%	1.77%	1.77%	46%	$13,732
2018	$13.01	0.28	(0.77)	(0.49)	—	(0.05)	—	(0.05)	$12.47	(3.81)%	0.61%	0.61%	1.96%	1.96%	40%	$3,766
2017(5)	$12.31	0.07	0.63	0.70	—	—	—	—	$13.01	5.69%	0.60%(4)	0.60%(4)	0.96%(4)	0.96%(4)	87%(6)	$5
A Class
2021(3)	$13.41	0.08	0.21	0.29	(0.19)	—	—	(0.19)	$13.51	2.15%	1.04%(4)	1.04%(4)	1.15%(4)	1.15%(4)	35%	$4,010
2020	$13.01	0.13	0.27	0.40	—	—	—	—	$13.41	3.07%	1.05%	1.05%	1.00%	1.00%	72%	$4,291
2019	$12.25	0.17	0.73	0.90	(0.14)	—	—	(0.14)	$13.01	7.45%	1.06%	1.06%	1.32%	1.32%	46%	$8,981
2018	$12.83	0.20	(0.73)	(0.53)	—	(0.05)	—	(0.05)	$12.25	(4.18)%	1.06%	1.06%	1.51%	1.51%	40%	$9,192
2017	$12.73	0.06	0.04	0.10	—	—	—	—	$12.83	0.79%	1.05%	1.05%	0.49%	0.49%	87%	$11,031
2016	$12.33	0.08	0.57	0.65	—	(0.25)	—	(0.25)	$12.73	5.38%	1.05%	1.05%	0.60%	0.60%	40%	$18,161
C Class
2021(3)	$12.89	0.02	0.21	0.23	(0.09)	—	—	(0.09)	$13.03	1.73%	1.79%(4)	1.79%(4)	0.40%(4)	0.40%(4)	35%	$117
2020	$12.60	0.03	0.26	0.29	—	—	—	—	$12.89	2.30%	1.80%	1.80%	0.25%	0.25%	72%	$198
2019	$11.86	0.08	0.71	0.79	(0.05)	—	—	(0.05)	$12.60	6.69%	1.81%	1.81%	0.57%	0.57%	46%	$310
2018	$12.52	0.09	(0.70)	(0.61)	—	(0.05)	—	(0.05)	$11.86	(4.92)%	1.81%	1.81%	0.76%	0.76%	40%	$482
2017	$12.51	(0.03)	0.04	0.01	—	—	—	—	$12.52	0.08%	1.80%	1.80%	(0.26)%	(0.26)%	87%	$812
2016	$12.22	(0.02)	0.56	0.54	—	(0.25)	—	(0.25)	$12.51	4.52%	1.80%	1.80%	(0.15)%	(0.15)%	40%	$1,034

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.27	0.06	0.21	0.27	(0.16)	—	—	(0.16)	$13.38	1.99%	1.29%(4)	1.29%(4)	0.90%(4)	0.90%(4)	35%	$79
2020	$12.91	0.09	0.27	0.36	—	—	—	—	$13.27	2.79%	1.30%	1.30%	0.75%	0.75%	72%	$84
2019	$12.15	0.13	0.74	0.87	(0.11)	—	—	(0.11)	$12.91	7.24%	1.31%	1.31%	1.07%	1.07%	46%	$77
2018	$12.76	0.16	(0.72)	(0.56)	—	(0.05)	—	(0.05)	$12.15	(4.44)%	1.31%	1.31%	1.26%	1.26%	40%	$68
2017	$12.68	0.03	0.05	0.08	—	—	—	—	$12.76	0.63%	1.30%	1.30%	0.24%	0.24%	87%	$151
2016	$12.32	0.04	0.57	0.61	—	(0.25)	—	(0.25)	$12.68	5.06%	1.30%	1.30%	0.35%	0.35%	40%	$134
R5 Class
2021(3)	$13.71	0.11	0.23	0.34	(0.26)	—	—	(0.26)	$13.79	2.42%	0.59%(4)	0.59%(4)	1.60%(4)	1.60%(4)	35%	$4,964
2020	$13.24	0.19	0.28	0.47	—	—	—	—	$13.71	3.55%	0.60%	0.60%	1.45%	1.45%	72%	$5,005
2019	$12.46	0.23	0.75	0.98	(0.20)	—	—	(0.20)	$13.24	7.97%	0.61%	0.61%	1.77%	1.77%	46%	$5,870
2018	$13.00	0.26	(0.75)	(0.49)	—	(0.05)	—	(0.05)	$12.46	(3.82)%	0.61%	0.61%	1.96%	1.96%	40%	$5,608
2017	$12.83	0.11	0.06	0.17	—	—	—	—	$13.00	1.33%	0.60%	0.60%	0.94%	0.94%	87%	$6,005
2016	$12.41	0.13	0.57	0.70	—	(0.25)	(0.03)	(0.28)	$12.83	5.78%	0.60%	0.60%	1.05%	1.05%	40%	$373,045

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$13.72	0.11	0.24	0.35	(0.27)	—	—	(0.27)	$13.80	2.40%	0.54%(4)	0.54%(4)	1.65%(4)	1.65%(4)	35%	$332
2020	$13.25	0.20	0.27	0.47	—	—	—	—	$13.72	3.62%	0.55%	0.55%	1.50%	1.50%	72%	$481
2019	$12.47	0.26	0.73	0.99	(0.21)	—	—	(0.21)	$13.25	8.02%	0.56%	0.56%	1.82%	1.82%	46%	$310
2018	$13.00	0.27	(0.75)	(0.48)	—	(0.05)	—	(0.05)	$12.47	(3.74)%	0.56%	0.56%	2.01%	2.01%	40%	$2,691
2017	$12.83	0.12	0.05	0.17	—	—	—	—	$13.00	1.33%	0.55%	0.55%	0.99%	0.99%	87%	$3,800
2016	$12.41	0.14	0.57	0.71	—	(0.25)	(0.04)	(0.29)	$12.83	5.83%	0.55%	0.55%	1.10%	1.10%	40%	$48,582
G Class
2021(3)	$13.90	0.15	0.23	0.38	(0.34)	—	—	(0.34)	$13.94	2.70%	0.01%(4)	0.54%(4)	2.18%(4)	1.65%(4)	35%	$313,942
2020	$13.35	0.27	0.28	0.55	—	—	—	—	$13.90	4.12%	0.01%	0.55%	2.04%	1.50%	72%	$301,122
2019	$12.56	0.31	0.75	1.06	(0.27)	—	—	(0.27)	$13.35	8.62%	0.02%	0.56%	2.36%	1.82%	46%	$186,644
2018	$13.02	0.33	(0.74)	(0.41)	—	(0.05)	—	(0.05)	$12.56	(3.19)%	0.02%	0.56%	2.55%	2.01%	40%	$207,787
2017(7)	$13.12	0.06	(0.16)	(0.10)	—	—	—	—	$13.02	(0.76)%	0.01%(4)	0.55%(4)	1.66%(4)	1.12%(4)	87%(6)	$454,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
37

Notes
38

Notes
39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 2106

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 24, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 24, 2021